UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-4108


                      Oppenheimer Strategic Bond Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited
--------------------------------------------------------------------------------


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Asset-Backed Securities--4.1%

 American Money Management Corp.,
 Commercial Debt Obligations Sub.
 Bonds, Series I, Cl. D1, 13.602%,
 1/15/12 1                         $    172,858   $      69,143
-----------------------------------------------------------------
 BMW Vehicle Owner Trust,
 Automobile Loan Certificates,
 Series 2003-A, Cl. A2, 1.45%,
 11/25/05 1                             810,000         811,988
-----------------------------------------------------------------
 Capital Auto Receivables Asset
 Trust, Automobile Mtg.-Backed
 Nts., Series 2003-2, Cl. A2A, 1.20%,
 5/16/05                                760,000         759,696
-----------------------------------------------------------------
 Caterpillar Financial Asset Trust,
 Equipment Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2,
 1.25%, 10/25/05                        460,000         459,978
-----------------------------------------------------------------
 Centex Home Equity Co. LLC,
 Home Equity Loan Asset-Backed
 Certificates:
 Series 2003-A, Cl. AF1, 1.836%,
 10/25/17                               239,999         240,205
 Series 2003-B, Cl. AF1, 1.64%,
 2/25/18                                280,000         280,000
-----------------------------------------------------------------
 Chase Funding Mortgage Loan
 Asset-Backed Certificates, Home
 Equity Mtg. Obligations, Series
 2003-3, Cl. 1A1, 1.40%, 8/25/17 2      407,863         407,806
-----------------------------------------------------------------
 Chase Manhattan Auto Owner
 Trust, Automobile Loan Pass-
 Through Certificates, Series 2003-A,
 Cl. A2, 1.26%, 1/16/06 1               290,000         290,265
-----------------------------------------------------------------
 CitiFinancial Mortgage Securities,
 Inc., Home Equity Collateralized
 Mtg. Obligations:
 Series 2003-1, Cl. AF1, 1.94%,
 1/25/33 1                              551,553         552,427
 Series 2003-2, Cl. AF1, 1.128%,
 5/25/33 2                              540,000         540,000
-----------------------------------------------------------------
 Conseco Finance Securitizations
 Corp., Home Equity Loan Pass-
 Through Certificates, Series 2001-D,
 Cl. M2, 2.93%, 11/15/32 2            3,000,000       2,915,075
-----------------------------------------------------------------
 Consumer Credit Reference Index
 Securities Program, Credit Card
 Asset-Backed Certificates, Series
 2002-B, Cl. FX, 10.421%, 3/22/07 1     500,000         527,662
-----------------------------------------------------------------
 Embarcadero Aircraft Securitization
 Trust, Airplane Collateral
 Obligations,  Series 2000-A,
 Cl. B, 0.244%, 8/15/25 1,2           1,820,063          18,201
-----------------------------------------------------------------
 Ford Credit Auto Owner Trust,
 Automobile Installment Sales,
 Series 2003-A, Cl. A2A, 1.62%,
 8/15/05                                630,000         631,592

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Asset-Backed Securities Continued

 Honda Auto Receivables Owner
 Trust, Automobile Receivables
 Obligations, Series 2003-1, Cl. A2,
 1.46%, 9/19/05                    $    690,000   $     691,368
-----------------------------------------------------------------
 Impac Secured Assets CMN Owner
 Trust, Home Equity Collateralized
 Mtg. Obligations, Series 2001-5,
 Cl. M1, 7.25%, 8/25/31               2,197,000       2,303,004
-----------------------------------------------------------------
 Lehman ABS Manufactured
 Housing Contract, Commercial
 Mtg. Pass-Through Certificates,
 Series 2001-B, Cl. A4, 5.27%,
 9/15/18                              3,000,000       3,187,421
-----------------------------------------------------------------
 NC Finance Trust, Collateralized
 Mtg. Obligations, Series 1999-I,
 Cl. ECFD, 8.75%, 12/25/28 1             74,242          25,242
-----------------------------------------------------------------
 Nissan Auto Receivables Owner
 Trust, Auto Receivable Nts.:
 Series 2003-A, Cl. A2, 1.45%,
 5/16/05 1                            1,000,000       1,001,576
 Series 2003-B, Cl. A2, 1.20%,
 11/15/05                             1,110,000       1,110,000
-----------------------------------------------------------------
 Principal Residential Mortgage
 Capital Resources Trust, Real
 Estate Mtg. Investment Conduit
 Participation Certificates, Series
 2000-1, Cl. B, 2.754%, 6/20/05 1,2   1,000,000         986,875
-----------------------------------------------------------------
 Residential Funding Mortgage
 Securities II, Inc., Home Equity
 Loan Pass-Through Certificates,
 Series 2003-HS1, Cl. AI2, 1.135%,
 1/25/33 1,2                            855,181         855,269
-----------------------------------------------------------------
 Toyota Auto Receivables Owner
 Trust, Automobile Mtg.-Backed
 Obligations, Series 2003-A, Cl. A2,
 1.28%, 8/15/05                       1,130,000       1,130,820
-----------------------------------------------------------------
 Volkswagen Auto Loan Enhanced
 Trust, Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%,
 12/20/05                             1,420,000       1,419,390
                                                  ---------------
 Total Asset-Backed Securities (Cost $22,922,250)    21,215,003

-----------------------------------------------------------------
 Mortgage-Backed Obligations--19.9%

 Asset Securitization Corp.,
 Commercial Mtg. Pass-Through
 Certificates:
 Series 1996-D2, Cl. A3, 7.498%,
 2/14/29 2                            3,000,000       3,286,791
 Series 1996-MD6, Cl. A7, 7.962%,
 11/13/29 2                           2,000,000       1,740,291
 Series 1997-D4, Cl. B1, 7.525%,
 4/14/29                                375,000         372,856





                3 | OPPENHEIMER STRATEGIC BOND FUND/VA

-----------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
-----------------------------------------------------------------

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Mortgage-Backed Obligations Continued

 Federal Home Loan Mortgage
 Corp., Gtd. Mtg. Pass-Through
 Participation Certificates:
 11%, 11/1/14                      $    171,130   $     192,165
 Series 151, Cl. F, 9%, 5/15/21         232,504         236,490
-----------------------------------------------------------------
 Federal Home Loan Mortgage
 Corp., Interest-Only Stripped
 Mtg.-Backed Security, Series 208,
 Cl. IO, (55.81)%, 6/1/30 3           2,577,833         291,781
-----------------------------------------------------------------
 Federal Home Loan Mortgage
 Corp., Real Estate Mtg. Investment
 Conduit Multiclass Certificates,
 Series 2551, Cl. FD, 1.71%,
 1/15/33 2                              455,918         456,842
-----------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 7/25/33 4                       36,069,000      37,489,217
 6.50%, 5/1/29-5/1/32                 3,460,266       3,610,138
 6.50%, 7/1/33 4                      5,489,000       5,722,282
 7%, 7/14/33-8/25/33 4               21,055,000      22,176,352
 7.50%, 8/1/25                           67,869          72,530
 8.50%, 7/1/32                          176,606         189,898
-----------------------------------------------------------------
 Federal National Mortgage Assn.,
 Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment
 Conduit Pass-Through Certificates:
 Trust 1993-202, Cl. PH, 6.50%,
 2/25/22 5                            2,609,601       2,633,613
 Trust 2002-77, Cl. WF, 1.508%,
 12/18/32 2                             713,939         715,553
-----------------------------------------------------------------
 Federal National Mortgage Assn.,
 Interest-Only Stripped Mtg.-Backed
 Security:
 Trust 294, Cl. 2, (52.336)%, 2/1/28 3  464,433          56,964
 Trust 313, Cl. 2, (96.017)%,
 6/25/31 3                            3,345,833         369,676
-----------------------------------------------------------------
 FHLMC Structured Pass-Through
 Securities, Collateralized Mtg.
 Obligations:
 Series H002, Cl. A2, 1.861%, 12/15/06  318,059         317,773
 Series H003, Cl. A2, 1.88%, 1/15/07    988,859         998,118
 Series H006, Cl. A1, 1.724%,
 4/15/08 1                              544,552         545,753
-----------------------------------------------------------------
 First Chicago/Lennar Trust 1,
 Commercial Mtg. Pass-Through
 Certificates:
 Series 1997-CHL1, Cl. D, 7.939%,
 4/29/39 1,2                            350,000         359,679
 Series 1997-CHL1, Cl. E, 9.939%,
 4/29/39 1,2                            600,000         526,594
-----------------------------------------------------------------
 GMAC Commercial Mortgage
 Securities, Inc., Interest-Only
 Stripped Mtg.-Backed Security
 Pass-Through Certificates, Series
 1997-C1, Cl. X, 8.35%, 7/15/27 3     3,288,881         189,854



                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Mortgage-Backed Obligations Continued

 GMAC Commercial Mortgage
 Securities, Inc., Mtg. Pass-Through
 Certificates:
 Series 1997-C2, Cl. F, 6.75%,
 4/15/29 1                         $    250,000   $      75,000
 Series 1998-C1, Cl. F, 7.172%,
 5/15/30 2                            1,800,000       1,750,588
-----------------------------------------------------------------
 Government National
 Mortgage Assn.:
 5.625%, 11/20/25 2                      34,497          35,518
 7%, 3/15/28-7/15/28                  3,201,358       3,387,294
 7.50%, 2/15/27                         432,186         460,070
 8%, 11/15/25-5/15/26                   468,898         508,671
-----------------------------------------------------------------
 Government National Mortgage
 Assn., Gtd. Multiclass Mtg.
 Participation Certificates, Series
 1999-27, Cl. PQ, 7.50%, 8/16/28      8,220,125       8,519,742
-----------------------------------------------------------------
 Lehman Structured Securities
 Corp., Collateralized Mtg.
 Obligations, Series 2001-GE4,
 Cl. A, 8.946%, 10/25/30 2              434,507         442,654
-----------------------------------------------------------------
 Merrill Lynch Mortgage Investors,
 Inc., Mtg. Pass-Through Certificates,
 Series 1995-C2, Cl. D, 7.733%,
 6/15/21 2                              191,990         211,391
-----------------------------------------------------------------
 Morgan Stanley Capital I, Inc.,
 Commercial Mtg. Pass-Through
 Certificates:
 Series 1996-C1, Cl. F, 7.457%,
 2/15/28 2,6                            162,744         149,641
 Series 1997-RR, Cl. D, 7.642%,
 4/30/39 2,6                            450,024         429,845
 Series 1997-RR, Cl. E, 7.642%,
 4/30/39 2,6                            300,016         251,153
 Series 1997-RR, Cl. F, 7.642%,
 4/30/39 2,6                            600,032         421,490
 Series 1997-XL1, Cl. G, 7.695%,
 10/3/30 6                              390,000         418,398
-----------------------------------------------------------------
 Prudential Mortgage Capital Co.
 II LLC, Commercial Mtg. Pass-
 Through Certificates, Series
 PRU-HTG 2000-C1, Cl. A2,
 7.306%, 10/6/15                        556,000         669,902
-----------------------------------------------------------------
 Salomon Brothers Mortgage
 Securities VII, Inc., Commercial
 Mtg. Pass-Through Certificates:
 Series 1996-B, Cl. 1, 6.893%,
 4/25/26 1,2                            114,729         102,109
 Series 1996-C1, Cl. F, 8.467%,
 1/20/06 1,2                          1,000,000         976,875
-----------------------------------------------------------------
 Structured Asset Securities Corp.,
 Commercial Mtg. Obligations,
 Series 1995-C4, Cl. E, 8.964%,
 6/25/26 1,2                              6,204           6,205





                4 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Mortgage-Backed Obligations Continued

 Washington Mutual Mortgage
 Securities Corp., Collateralized
 Mtg. Obligations, Pass-Through
 Certificates:
 Series 2002-AR19, Cl. A1, 1.77%,
 1/25/33 2                         $    389,310   $     389,752
 Series 2003-AR7, Cl. A1, 1.507%,
 8/25/33                              1,070,000       1,070,000
-----------------------------------------------------------------
 Wells Fargo Mortgage-Backed
 Securities Trust, Collateralized
 Mtg. Obligations, Series 2003-A,
 Cl. A1, 1.79%, 2/25/33 1                46,227          46,288
                                                  ---------------
 Total Mortgage-Backed Obligations
 (Cost $103,589,210)                                102,873,796

-----------------------------------------------------------------
 U.S. Government Obligations--8.6%

 Federal Home Loan Mortgage
 Corp. Unsec. Nts., 4.50%, 1/15/13    5,000,000       5,262,635
-----------------------------------------------------------------
 Federal National Mortgage Assn.
 Unsec. Nts.:
 4.25%, 7/15/07                       8,840,000       9,521,476
 7.25%, 5/15/30                       4,000,000       5,289,636
-----------------------------------------------------------------
 U.S. Treasury Bonds:
 4.375%, 8/15/12                      1,333,000       1,429,696
 6.25%, 5/15/30                         755,000         940,152
 8.75%, 5/15/17                       1,660,000       2,485,267
 8.875%, 2/15/19                        735,000       1,125,871
 11.875%, 11/15/03                      500,000         520,293
 STRIPS, 4.96%, 2/15/16 7               171,000          99,211
 STRIPS, 5.48%, 11/15/27 7              408,000         121,283
-----------------------------------------------------------------
 U.S. Treasury Nts.:
 1.625%, 3/31/05                      4,500,000       4,532,346
 1.75%, 12/31/04                      4,450,000       4,489,983
 2.625%, 5/15/08                      1,134,000       1,144,721
 4.875%, 2/15/12                        364,000         404,723
 5.875%, 2/15/04 8                    2,300,000       2,370,348
 6.75%, 5/15/05 9                     2,700,000       2,974,325
 7%, 7/15/06                          1,760,000       2,034,726
                                                  ---------------
 Total U.S. Government Obligations
 (Cost $43,267,503)                                  44,746,692

-----------------------------------------------------------------
 Foreign Government Obligations--25.2%
-----------------------------------------------------------------
 Argentina--0.4%
 Argentina (Republic of) Bonds:
 1.369%, 8/3/12 2                     2,195,000       1,284,075
 Series PR12, 2%, 1/3/16 1,10,11 [ARP]   15,300           3,302
-----------------------------------------------------------------
 Argentina (Republic of) Disc.
 Bonds, 2.345%, 3/31/23 10,11           260,000         149,500
-----------------------------------------------------------------
 Argentina (Republic of) Par
 Bonds, 5.984%, 3/31/23 10              565,000         300,863
-----------------------------------------------------------------
 Buenos Aires (Province of) Bonds,
 Bonos de Consolidacion de Deudas,
 Series PBA1, 3.257%, 4/1/07 1,10 [ARP] 106,202          31,665



                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Argentina Continued
 JPMorgan Chase Bank, Argentina
 (Republic of) Treasury Bills, 8.84%,
 2/20/04 1 [ARP]                         35,000   $      11,886
                                                  ---------------
                                                      1,781,291

-----------------------------------------------------------------
 Austria--0.7%
 Austria (Republic of) Nts.:
 5.50%, 10/20/07 [EUR]                  825,000       1,048,409
 Series 98-1, 5%, 1/15/08 [EUR]       1,190,000       1,483,648
 Series 98-3, 3.90%, 10/20/05 [EUR]     190,000         226,372
-----------------------------------------------------------------
 Austria (Republic of) Sr. Unsec.
 Unsub. Nts., Series 1, 5%,
 7/15/12 [EUR]                          529,000         665,236
                                                  ---------------
                                                      3,423,665

-----------------------------------------------------------------
 Belgium--1.4%
 Belgium (Kingdom of) Bonds:
 5%, 9/28/11 [EUR]                      540,000         677,841
 Series 19, 6.50%, 3/31/05 [EUR]      1,180,000       1,455,327
 Series 26, 6.25%, 3/28/07 [EUR]      3,170,000       4,091,299
 Series 28, 5.75%, 3/28/08 [EUR]        755,000         971,825
                                                  ---------------
                                                      7,196,292

-----------------------------------------------------------------
 Brazil--4.4%
 Brazil (Federal Republic of) Bonds:
 11.50%, 3/12/08                      1,180,000       1,239,000
 Series 15 yr., 2.188%, 4/15/09 2     1,023,529         862,324
-----------------------------------------------------------------
 Brazil (Federal Republic of) Debt
 Conversion Bonds, Series 18 yr.,
 2.188%, 4/15/12 2                    2,795,000       2,103,237
-----------------------------------------------------------------
 Brazil (Federal Republic of) Disc.
 Bonds, 2.125%, 4/15/24 2            14,765,000      10,999,925
-----------------------------------------------------------------
 Brazil (Federal Republic of) Nts.,
 12%, 4/15/10                         1,840,000       1,920,960
-----------------------------------------------------------------
 Brazil (Federal Republic of) Par
 Bonds, Series 30 yr., 6%, 4/15/24 2  6,490,000       5,305,575
-----------------------------------------------------------------
 Brazil (Federal Republic of) Unsec.
 Unsub. Bonds:
 11%, 8/17/39                           345,000         315,675
 11.25%, 7/26/07                        105,000         109,725
                                                  ---------------
                                                     22,856,421

-----------------------------------------------------------------
 Canada--0.4%
 Canada (Government of) Bonds:
 5.75%, 9/1/06 [CAD]                  2,020,000       1,596,019
 Series WL43, 5.75%, 6/1/29 [CAD]       785,000         633,489
                                                  ---------------
                                                      2,229,508

-----------------------------------------------------------------
 Colombia--0.3%
 Colombia (Republic of) Unsec.
 Unsub. Bonds, 8.375%, 2/15/27        1,725,000       1,638,750





                5 | OPPENHEIMER STRATEGIC BOND FUND/VA

-----------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
-----------------------------------------------------------------

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Denmark--0.3%
 Denmark (Kingdom of) Nts.,
 4%, 8/15/08 [DKK]                    8,005,000   $   1,284,739
-----------------------------------------------------------------
 Dominican Republic--0.1%
 Dominican (Republic of) Unsec.
 Unsub. Bonds, 9.50%, 9/27/06           346,000         329,565
-----------------------------------------------------------------
 Ecuador--0.1%
 Ecuador (Republic of) Unsec.
 Bonds, 6%, 8/15/30 2                   913,000         559,212
-----------------------------------------------------------------
 France--1.0%
 France (Government of) Obligations
 Assimilables du Tresor Bonds:
 5%, 4/25/12 [EUR]                    1,060,000       1,332,890
 5.50%, 10/25/07 [EUR]                  315,000         399,712
-----------------------------------------------------------------
 France (Government of)
 Treasury Nts.:
 3.50%, 1/12/05 [EUR]                   940,000       1,102,716
 3.75%, 1/12/07 [EUR]                 2,065,000       2,460,932
                                                  ---------------
                                                      5,296,250

-----------------------------------------------------------------
 Germany--2.5%
 Germany (Republic of) Bonds:
 5.375%, 1/4/10 [EUR]                 1,285,000       1,646,065
 Series 01, 5%, 7/4/11 [EUR]          3,685,000       4,624,792
 Series 139, 4%, 2/16/07 [EUR]        2,890,000       3,469,402
 Series 140, 4.50%, 8/17/07 [EUR]     2,735,000       3,343,001
                                                  ---------------
                                                     13,083,260

-----------------------------------------------------------------
 Great Britain--0.5%
 United Kingdom Treasury Nts.,
 7.50%, 12/7/06 [GBP]                 1,345,000       2,493,998
-----------------------------------------------------------------
 Greece--1.3%
 Greece (Republic of) Bonds:
 3.50%, 4/18/08 [EUR]                 3,555,000       4,167,400
 4.60%, 5/20/13 [EUR]                 1,545,000       1,868,482
 5.35%, 5/18/11 [EUR]                   575,000         734,833
                                                  ---------------
                                                      6,770,715

-----------------------------------------------------------------
 Guatemala--0.1%
 Guatemala (Republic of) Nts.:
 10.25%, 11/8/11                        355,000         412,688
 10.25%, 11/8/11 6                      250,000         290,625
                                                  ---------------
                                                        703,313

-----------------------------------------------------------------
 Italy--1.6%
 Italy (Republic of) Treasury Bonds,
 Buoni del Tesoro Poliennali:
 4.25%, 11/1/09 [EUR]                 3,605,000       4,357,142
 5%, 10/15/07 [EUR]                   1,550,000       1,934,388
 5.25%, 8/1/11 [EUR]                  1,550,000       1,974,846
                                                  ---------------
                                                      8,266,376



                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Ivory Coast--0.0%
 Ivory Coast (Government of) Past
 Due Interest Bonds, 1.90%,
 3/29/18 1,10,11 [FRF]                2,194,500   $      77,796
-----------------------------------------------------------------
 Japan--1.6%
 Japan (Government of) Bonds:
 2 yr., Series 189, 0.10%,
 10/20/03 [JPY]                      44,000,000         366,540
 2 yr., Series 197, 0.10%,
 6/21/04 [JPY]                       97,000,000         808,564
 4 yr., Series 58, 0.80%,
 12/22/03 [JPY]                     240,000,000       2,006,186
 6 yr., Series 27, 1%,
 9/20/04 [JPY]                      401,850,000       3,386,952
 10 yr., Series 172, 4.20%,
 9/20/04 [JPY]                       31,000,000         269,170
 Series 174, 4.60%, 9/20/04 [JPY]   177,900,000       1,550,171
                                                  ---------------
                                                      8,387,583

-----------------------------------------------------------------
 Mexico--1.7%
 United Mexican States Bonds:
 Series A, 6.375%, 1/16/13            1,210,000       1,285,625
 Series M5C, 10.50%, 8/24/06 [MXN]    2,690,000         293,900
-----------------------------------------------------------------
 United Mexican States Collateralized
 Fixed Rate Par Bonds:
 Series M7, 9%, 7/9/09 [MXN]         22,391,400       2,274,025
 Series MI10, 9%, 12/20/12 [MXN]      9,809,000       1,028,677
-----------------------------------------------------------------
 United Mexican States Nts.:
 8.125%, 12/30/19                     2,575,000       2,941,937
 8.375%, 1/14/11                        950,000       1,140,475
                                                  ---------------
                                                      8,964,639

-----------------------------------------------------------------
 New Zealand--0.7%
 New Zealand (Government of)
 Bonds, Series 205, 6.50%,
 2/15/05 [NZD]                        6,055,000       3,633,838
-----------------------------------------------------------------
 Nigeria--0.1%
 Central Bank of Nigeria Gtd.
 Bonds, Series WW, 6.25%, 11/15/20      275,000         236,500
-----------------------------------------------------------------
 Nigeria (Federal Republic of)
 Promissory Nts., Series RC, 5.092%,
 1/5/10                                 290,921         225,262
                                                  ---------------
                                                        461,762

-----------------------------------------------------------------
 Peru--0.2%
 Peru (Republic of) Sr. Nts., Zero
 Coupon, 4.53%, 2/28/16 7             1,734,447       1,002,163
-----------------------------------------------------------------
 Philippines--0.6%
 Philippines (Republic of) Bonds,
 9.375%, 1/18/17                        790,000         869,000
-----------------------------------------------------------------
 Philippines (Republic of) Unsec.
 Bonds:
 8.875%, 4/15/08                        400,000         441,000
 9.875%, 1/15/19                      1,479,000       1,636,144
                                                  ---------------
                                                      2,946,144





                6 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Portugal--0.7%
 Portugal (Republic of) Obrig Do
 Tes Medio Prazo Unsec. Bonds,
 5.375%, 6/23/08 [EUR]                1,400,000   $   1,783,813
-----------------------------------------------------------------
 Portugal (Republic of) Obrig Do
 Tes Medio Prazo Unsec. Unsub.
 Bonds, 5.85%, 5/20/10 [EUR]          1,300,000       1,710,304
                                                  ---------------
                                                      3,494,117

-----------------------------------------------------------------
 Russia--1.2%
 Deutsche Bank AG, OAO Gazprom
 Loan Participation Nts., 9.10%,
 12/17/03                             1,470,000       1,488,669
-----------------------------------------------------------------
 Ministry Finance of Russia Debs.:
 Series V, 3%, 5/14/08                3,210,000       2,941,162
 Series VI, 3%, 5/14/06                  20,000          19,538
-----------------------------------------------------------------
 Russia (Government of) Unsec.
 Unsub. Bonds, 0%/7.50%,
 3/31/30 6,12                         1,390,000       1,351,775
-----------------------------------------------------------------
 Russian Federation Unsub. Nts.,
 5%, 3/31/30 2                          574,875         558,527
                                                  ---------------
                                                      6,359,671

-----------------------------------------------------------------
 South Africa--0.3%
 South Africa (Republic of) Bonds,
 Series 153, 13%, 8/31/10 [ZAR]       9,530,000       1,527,433
-----------------------------------------------------------------
 Spain--0.6%
 Spain (Kingdom of) Treasury
 Bills, Zero Coupon, 2.02%,
 10/10/03 7 [EUR]                     2,675,000       3,055,095
-----------------------------------------------------------------
 Sweden--0.7%
 Sweden (Kingdom of) Debs.,
 Series 1040, 6.50%, 5/5/08 [SEK]    24,660,000       3,469,088
-----------------------------------------------------------------
 The Netherlands--0.7%
 The Netherlands (Government of)
 Bonds:
 4%, 7/15/05 [EUR]                      175,000         207,995
 5%, 7/15/11 [EUR]                      675,000         849,549
 Series 1, 5.75%, 2/15/07 [EUR]       2,070,000       2,624,064
                                                  ---------------
                                                      3,681,608

-----------------------------------------------------------------
 Turkey--0.8%
 Turkey (Republic of) Bonds,
 11.75%, 6/15/10                      2,400,000       2,502,000
-----------------------------------------------------------------
 Turkey (Republic of) Nts.,
 10.50%, 1/13/08                        640,000         658,400
-----------------------------------------------------------------
 Turkey (Republic of) Sr. Unsub.
 Bonds, 12.375%, 6/15/09              1,015,000       1,096,200
                                                  ---------------
                                                      4,256,600

-----------------------------------------------------------------
 Ukraine--0.2%
 Ukraine (Government of) Bonds,
 7.65%, 6/11/13                         665,000         662,925


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Ukraine Continued
 Ukraine (Government of) Sr.
 Unsec. Nts., 11%, 3/15/07         $    410,669   $     452,762
                                                  ---------------
                                                      1,115,687
                                                  ---------------
 Total Foreign Government Obligations
 (Cost $125,151,341)                                130,346,579

-----------------------------------------------------------------
 Loan Participations--0.5%

 Algeria (Republic of) Loan
 Participation Nts., 2.188%,
 3/4/10 1,2                             543,667         520,561
-----------------------------------------------------------------
 Deutsche Bank AG, Indonesian
 Rupiah Loan Participation Nts.:
 2.636%, 5/21/04                      1,330,000       1,193,675
 2.636%, 3/25/05                        695,000         595,962
 2.636%, 12/14/13                       795,000         536,625
                                                  ---------------
 Total Loan Participations
 (Cost $2,283,268)                                    2,846,823

-----------------------------------------------------------------
 Corporate Bonds and Notes--41.4%
-----------------------------------------------------------------
 Consumer Discretionary--12.5%
-----------------------------------------------------------------
 Auto Components--0.7%
 Cambridge Industries, Inc.,
 Liquidating Trust Interests,
 7/15/07 10,11                           77,456              --
-----------------------------------------------------------------
 Collins & Aikman Floorcoverings,
 Inc., 9.75% Sr. Sub. Nts., Series B,
 2/15/10 1                              200,000         210,000
-----------------------------------------------------------------
 Collins & Aikman Products Co.,
 10.75% Sr. Nts., 12/31/11              400,000         354,000
-----------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11                420,000         456,750
 10.125% Nts., 3/15/10                  200,000         221,500
-----------------------------------------------------------------
 Dura Operating Corp.:
 9% Sr. Sub. Nts., Series B,
 5/1/09 [EUR]                           400,000         424,889
 9% Sr. Unsec. Sub. Nts.,
 Series D, 5/1/09                       500,000         462,500
-----------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub.
 Nts., 6/15/12                          300,000         250,500
-----------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts.,
 5/1/12                                 600,000         675,000
-----------------------------------------------------------------
 Tenneco Automotive, Inc.,
 10.25% Sr. Sec. Nts., 7/15/13 6        150,000         152,625
-----------------------------------------------------------------
 United Components, Inc.,
 9.375% Sr. Sub. Nts., 6/15/13 6        200,000         208,500
                                                  ---------------
                                                      3,416,264

-----------------------------------------------------------------
 Automobiles--0.6%
 DirecTV Holdings LLC, 8.375% Sr.
 Nts., 3/15/13 6                        800,000         896,000





                7 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Automobiles Continued
 Ford Motor Credit Co.:
 7.25% Nts., 10/25/11              $  1,442,000   $   1,484,784
 7.375% Nts., 10/28/09                  615,000         645,687
-----------------------------------------------------------------
 General Motors Acceptance Corp.,
 6.875% Unsec. Unsub. Nts., 8/28/12     305,000         304,796
                                                  ---------------
                                                      3,331,267

-----------------------------------------------------------------
 Hotels, Restaurants & Leisure--3.3%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub.
 Nts., 3/15/08 1                        100,000          35,500
-----------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts.,
 8/15/11                                850,000         924,375
-----------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub.
 Nts., 4/15/09                          450,000         487,125
-----------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub.
 Nts., 4/15/12                          300,000         330,000
-----------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50%
 Sr. Unsec. Sub. Nts., 4/1/09           300,000         322,500
-----------------------------------------------------------------
 Dominos, Inc., 8.25% Sr. Sub. Nts.,
 7/1/11 6                               400,000         415,000
-----------------------------------------------------------------
 Hilton Hotels Corp., 7.625% Nts.,
 12/1/12                                600,000         660,000
-----------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr.
 Unsec. Sub. Nts., Series B, 2/15/07    325,000         321,750
-----------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts.,
 8/15/08                                350,000         367,063
-----------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr.
 Sub. Nts., 3/15/12                     500,000         547,500
-----------------------------------------------------------------
 John Q. Hammons Hotels, Inc.,
 8.875% Sr. Nts., Series B, 5/15/12     300,000         316,500
-----------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec.
 Nts., 3/1/06 1                         400,000         442,000
-----------------------------------------------------------------
 Mandalay Resort Group, 10.25%
 Sr. Unsec. Sub. Nts., Series B,
 8/1/07                                 650,000         737,750
-----------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr.
 Unsec. Sub. Nts., 2/1/11 5           1,200,000       1,371,000
-----------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8% Sr. Sub. Nts., 4/1/12               400,000         434,000
 8.125% Sr. Nts., 1/1/06                300,000         327,000
 8.375% Sr. Sub. Nts., 7/1/11           600,000         652,500
 8.75% Sr. Unsec. Sub. Nts., 1/1/09     700,000         757,750
-----------------------------------------------------------------
 Park Place Entertainment Corp.,
 7.875% Sr. Sub. Nts., 3/15/10          200,000         216,000
---------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts.,
 3/15/08 1,10,11                        250,000              --
-----------------------------------------------------------------
 Premier Parks, Inc., 9.75% Sr. Nts.,
 6/15/07                                500,000         497,500
-----------------------------------------------------------------
 Prime Hospitality Corp., 8.375%
 Sr. Sub. Nts., 5/1/12                  400,000         386,000



                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Royal Caribbean Cruises Ltd.:
 8% Sr. Unsec. Nts., 5/15/10       $    250,000   $     261,250
 8.75% Sr. Unsub. Nts., 2/2/11          300,000         319,500
-----------------------------------------------------------------
 Six Flags, Inc.:
 8.875% Sr. Nts., 2/1/10                800,000         772,000
 9.75% Sr. Nts., 4/15/13 6            1,000,000         995,000
-----------------------------------------------------------------
 Starwood Hotels & Resorts
 Worldwide, Inc., 7.875% Sr. Nts.,
 5/1/12                                 900,000         990,000
-----------------------------------------------------------------
 Station Casinos, Inc., 9.875% Sr.
 Unsec. Sub. Nts., 7/1/10               800,000         884,000
-----------------------------------------------------------------
 Sun International Hotels Ltd.,
 8.875% Sr. Unsec. Sub. Nts.,
 8/15/11                                700,000         761,250
-----------------------------------------------------------------
 Trump Atlantic City Associates/
 Trump Atlantic City Funding, Inc.,
 11.25% First Mtg. Nts., 5/1/06          25,000          19,750
-----------------------------------------------------------------
 Trump Casino Holdings LLC/
 Trump Casino Funding, Inc.,
 11.625% Nts., 3/15/10 6                350,000         336,000
-----------------------------------------------------------------
 Universal City Development
 Partners, 11.75% Sr. Nts.,
 4/1/10 1                               500,000         551,250
-----------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec.
 Sub. Nts., 5/15/09 1                   200,000         210,000
-----------------------------------------------------------------
 Venetian Casino Resort LLC/
 Las Vegas Sands, Inc., 11% Sec. Nts.,
 6/15/10                                400,000         453,000
                                                  ---------------
                                                     17,101,813

-----------------------------------------------------------------
 Household Durables--1.0%
 Beazer Homes USA, Inc., 8.375%
 Sr. Nts., 4/15/12                      400,000         445,000
-----------------------------------------------------------------
 D.R. Horton, Inc.:
 9.375% Sr. Unsec. Sub. Nts.,
 3/15/11 1                              400,000         442,000
 9.75% Sr. Sub. Nts., 9/15/10           400,000         457,000
-----------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec.
 Sub. Debs., 2/15/10                    300,000         328,500
-----------------------------------------------------------------
 KB Home:
 7.75% Sr. Nts., 10/15/04               300,000         316,125
 8.625% Sr. Sub. Nts., 12/15/08         250,000         285,000
 9.50% Sr. Unsec. Sub. Nts., 2/15/11    400,000         454,500
-----------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub.
 Nts., 12/15/05                         425,000         429,250
-----------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr.
 Sub. Nts., 4/15/12 1                   200,000         225,500
-----------------------------------------------------------------
 WCI Communities, Inc., 9.125% Sr.
 Sub. Nts., 5/1/12                      300,000         321,000
-----------------------------------------------------------------
 William Lyon Homes, Inc., 10.75%
 Sr. Nts., 4/1/13                       400,000         427,000
-----------------------------------------------------------------
 Williams Scotsman, Inc., 9.875%
 Sr. Unsec. Nts., 6/1/07                800,000         788,000
                                                  ---------------
                                                      4,918,875





                8 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Internet & Catalog Retail--0.1%
 InterActiveCorp, 7% Nts., 1/15/13 $    473,000   $     545,775
-----------------------------------------------------------------

 Leisure Equipment & Products--0.0%
 Remington Arms Co., Inc., 10.50%
 Sr. Nts., 2/1/11 6                     200,000         210,000
-----------------------------------------------------------------
 Media--5.6%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts.,
 5/1/09 10,11                           350,000         213,500
 10.25% Sr. Unsec. Nts.,
 11/1/06 10,11                          400,000         246,000
 10.25% Sr. Unsec. Sub. Nts.,
 6/15/11 10,11                          400,000         258,000
 10.875% Sr. Unsec. Nts.,
 10/1/10 10,11                          400,000         250,000
-----------------------------------------------------------------
 Allbritton Communications Co.,
 7.75% Sr. Unsec. Sub. Nts.,
 12/15/12                             1,200,000       1,245,000
-----------------------------------------------------------------
 AMC Entertainment, Inc., 9.50%
 Sr. Unsec. Sub. Nts., 2/1/11           500,000         520,000
-----------------------------------------------------------------
 AOL Time Warner, Inc., 6.875%
 Nts., 5/1/12                         1,321,000       1,511,133
-----------------------------------------------------------------
 Block Communications, Inc.,
 9.25% Sr. Sub. Nts., 4/15/09           400,000         438,000
-----------------------------------------------------------------
 British Sky Broadcasting Group
 plc, 8.20% Sr. Unsec. Nts., 7/15/09    790,000         937,521
-----------------------------------------------------------------
 Charter Communications
 Holdings LLC/Charter
 Communications Holdings
 Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts.,
 4/1/11 12                              900,000         596,250
 8.625% Sr. Unsec. Nts., 4/1/09       2,400,000       1,740,000
 10.75% Sr. Unsec. Nts., 10/1/09      1,100,000         858,000
 11.125% Sr. Unsec. Nts., 1/15/11       500,000         390,000
-----------------------------------------------------------------
 Cinemark USA, Inc., 9% Sr. Sub.
 Nts., 2/1/13                           400,000         436,000
-----------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr.
 Sub. Nts., 3/1/10 1,10,11              200,000              --
-----------------------------------------------------------------
 Comcast Cable Communications,
 Inc.:
 6.75% Sr. Unsub. Nts., 1/30/11         848,000         975,160
 8.875% Unsub. Nts., 5/1/17             877,000       1,176,274
-----------------------------------------------------------------
 Corus Entertainment, Inc., 8.75%
 Sr. Sub. Nts., 3/1/12                  300,000         324,000
-----------------------------------------------------------------
 Cox Communications, Inc., 7.125%
 Nts., 10/1/12                        1,128,000       1,349,341
-----------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr.
 Unsec. Unsub. Nts., Series B,
 4/1/11                               1,750,000       1,776,250
-----------------------------------------------------------------
 EchoStar DBS Corp.:
 9.375% Sr. Unsec. Nts., 2/1/09         750,000         803,437
 10.375% Sr. Unsec. Nts., 10/1/07       800,000         890,000
-----------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts.,
 3/15/11 12                             548,000         476,760
 8.125% Sr. Unsec. Sub. Nts.,
 Series B, 3/15/09                      600,000         631,500



                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Media Continued
 Entravision Communications
 Corp., 8.125% Sr. Sub. Nts.,
 3/15/09                            $   400,000  $      418,000
-----------------------------------------------------------------
 Hollinger International Publishing,
 Inc., 9% Sr. Unsec. Nts., 12/15/10     400,000         430,000
-----------------------------------------------------------------
 Houghton Mifflin Co., 8.25% Sr.
 Nts., 2/1/11 6                         400,000         424,000
-----------------------------------------------------------------
 Insight Midwest LP/Insight Capital,
 Inc., 9.75% Sr. Nts., 10/1/09          200,000         212,500
-----------------------------------------------------------------
 Lin Television Corp., 6.50% Sr. Sub.
 Nts., 5/15/13 6                        400,000         401,000
-----------------------------------------------------------------
 LodgeNet Entertainment Corp.,
 9.50% Sr. Sub. Debs., 6/15/13          200,000         206,000
-----------------------------------------------------------------
 Mediacom LLC/Mediacom
 Capital Corp., 9.50% Sr. Unsec.
 Nts., 1/15/13                          500,000         531,250
-----------------------------------------------------------------
 News America Holdings, Inc.:
 7.75% Sr. Unsec. Debs., 12/1/45        280,000         334,241
 8.875% Sr. Debs., 4/26/23              625,000         801,078
-----------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr.
 Unsec. Nts., 2/1/12                    900,000         978,750
-----------------------------------------------------------------
 PRIMEDIA, Inc., 8% Sr. Nts.,
 5/15/13 6                              900,000         927,000
-----------------------------------------------------------------
 R.H. Donnelley Financial Corp. I,
 10.875% Sr. Sub. Nts., 12/15/12 6      400,000         468,000
-----------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec.
 Sub. Nts., Series B, 7/1/11            200,000         221,000
-----------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr.
 Sub. Nts., Series B, 2/1/12            200,000         221,500
-----------------------------------------------------------------
 Rogers Communications, Inc.,
 8.75% Sr. Nts., 7/15/07 [CAD]          400,000         303,956
-----------------------------------------------------------------
 Shaw Communications, Inc.,
 8.54% Debs., 9/30/27 [CAD]             340,000         219,612
-----------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Sub. Nts., 3/15/12              750,000         804,375
 8% Sr. Sub. Nts., 3/15/12 6            300,000         321,750
 8.75% Sr. Sub. Nts., 12/15/11          300,000         330,750
-----------------------------------------------------------------
 Spanish Broadcasting System,
 Inc., 9.625% Sr. Unsec. Sub. Nts.,
 11/1/09                                800,000         854,000
-----------------------------------------------------------------
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc. Nts.,
 Series B, 11/1/09 10,11,12             500,000          73,750
 0%/13.75% Sr. Unsec. Disc. Nts.,
 Series B, 2/1/10 10,11,12              200,000          28,500
 11.25% Sr. Nts., Series B,
 11/1/09  1,10,11 [EUR]                 250,000          55,623
-----------------------------------------------------------------
 Vertis, Inc., 9.75% Sr. Sec. Nts.,
 4/1/09 6                               200,000         209,000
-----------------------------------------------------------------
 Vivendi Universal SA, 9.25% Sr.
 Nts., 4/15/10 6                        550,000         628,375





                9 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                      Principal    Market Value
                                         Amount     See Note 1
-----------------------------------------------------------------
 Media Continued
 WRC Media, Inc./Weekly Reader
 Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09    $    500,000   $     523,125
                                                  ---------------
                                                     28,969,261

-----------------------------------------------------------------
 Multiline Retail--0.4%
 J. C. Penney Co., Inc., 8% Nts.,
 3/1/10                                 800,000         842,000
-----------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08        700,000         743,750
 9.875% Nts., 10/1/11 1                 400,000         452,000
                                                  ---------------
                                                      2,037,750

-----------------------------------------------------------------
 Specialty Retail--0.6%
 Asbury Automotive Group, Inc.,
 9% Sr. Sub. Nts., 6/15/12              300,000         291,000
-----------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec.
 Nts., 8/1/08                           500,000         557,500
-----------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec.
 Nts., 6/15/06                          400,000         446,000
-----------------------------------------------------------------
 Eye Care Centers of America,
 Inc., 9.125% Sr. Unsec. Sub. Nts.,
 5/1/08 1                               200,000         187,000
-----------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs.,
 5/1/08                                 100,000         101,500
-----------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375%
 Sr. Nts., 5/1/08 1                     300,000         312,000
-----------------------------------------------------------------
 Gap, Inc. (The), 6.90% Nts., 9/15/07   100,000         108,250
-----------------------------------------------------------------
 Hollywood Entertainment Corp.,
 9.625% Sr. Sub. Nts., 3/15/11          400,000         439,500
-----------------------------------------------------------------
 Petco Animal Supplies, Inc.,
 10.75% Sr. Sub. Nts., 11/1/11 1        200,000         229,000
-----------------------------------------------------------------
 Rent-A-Center, Inc., 7.50% Sr. Sub.
 Nts., 5/1/10 6                         150,000         158,250
                                                  ---------------
                                                      2,830,000

-----------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.2%
 Galey & Lord, Inc., 9.125% Sr.
 Unsec. Sub. Nts., 3/1/08 1,10,11       400,000           4,500
-----------------------------------------------------------------
 Levi Strauss & Co., 12.25% Sr. Nts.,
 12/15/12                               600,000         502,500
-----------------------------------------------------------------
 Oxford Industries, Inc., 8.875% Sr.
 Nts., 6/1/11 6                         250,000         263,750
-----------------------------------------------------------------
 Phillips/Van Heusen Corp., 9.50%
 Sr. Unsec. Sub. Nts., 5/1/08 1         200,000         208,000
-----------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts.,
 5/1/10 1                               200,000         219,000
                                                  ---------------
                                                      1,197,750

                                      Principal    Market Value
                                         Amount     See Note 1
-----------------------------------------------------------------
 Consumer Staples--1.4%
-----------------------------------------------------------------
 Beverages--0.1%
 Constellation Brands, Inc.,
 8.125% Sr. Sub. Nts., 1/15/12     $    300,000   $     325,500
-----------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec.
 Nts., Series B, 2/1/05                 200,000         203,000
                                                  ---------------
                                                        528,500

-----------------------------------------------------------------
 Food & Staples Retailing--0.5%
 Delhaize America, Inc., 8.125%
 Unsub. Debs., 4/15/11                1,132,000       1,245,200
-----------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts.,
 4/1/08 10,11                           400,000          62,000
 10.625% Sr. Unsec. Sub. Nts.,
 Series D, 7/31/07 1,10                 200,000           1,250
-----------------------------------------------------------------
 Great Atlantic & Pacific Tea Co.,
 Inc. (The), 9.125% Sr. Nts., 12/15/11  400,000         376,000
-----------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub.
 Nts., 10/15/07                         200,000         207,000
-----------------------------------------------------------------
 Real Time Data Co., 13% Disc.
 Nts., 5/31/09 1,10,11,13               142,981           2,860
-----------------------------------------------------------------
 Rite Aid Corp.:
 8.125% Sr. Sec. Nts., 5/1/10 6         450,000         468,000
 9.50% Sr. Sec. Nts., 2/15/11 6         200,000         216,000
                                                  ---------------
                                                      2,578,310

-----------------------------------------------------------------
 Food Products--0.6%
 American Seafood Group LLC,
 10.125% Sr. Sub. Nts., 4/15/10 1       200,000         228,000
-----------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub.
 Nts., Series B, 7/1/08 10              200,000          71,500
-----------------------------------------------------------------
 Burns Philp Capital Pty Ltd.,
 9.75% Sr. Sub. Nts., 7/15/12 6         450,000         441,000
-----------------------------------------------------------------
 Del Monte Corp., 8.625% Sr. Sub.
 Nts., 12/15/12 6                       400,000         426,000
-----------------------------------------------------------------
 Doane Pet Care Co., 10.75% Sr.
 Nts., 3/1/10                           350,000         383,250
-----------------------------------------------------------------
 Dole Food Co., Inc.:
 8.625% Sr. Nts., 5/1/09                400,000         425,000
 8.875% Sr. Nts., 3/15/11 6             200,000         213,000
-----------------------------------------------------------------
 Smithfield Foods, Inc., 7.625% Sr.
 Unsec. Sub. Nts., 2/15/08              400,000         413,000
-----------------------------------------------------------------
 United Biscuits Finance plc, 10.75%
 Sr. Sub. Nts., 4/15/11 1 [GBP]         400,000         742,567
                                                  ---------------
                                                      3,343,317

-----------------------------------------------------------------
 Household Products--0.2%
 AKI, Inc., 10.50% Sr. Unsec. Nts.,
 7/1/08 1                               350,000         360,500
-----------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr.
 Unsec. Sub. Nts., 6/1/11               500,000         502,500






                10 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                      Principal    Market Value
                                         Amount     See Note 1
-----------------------------------------------------------------
 Household Products Continued
 Styling Technology Corp., 10.875%
 Sr. Unsec. Sub. Nts.,
 7/1/08 1,10,11                      $   70,000   $          --
                                                  ---------------
                                                        863,000

-----------------------------------------------------------------
 Energy--3.1%
-----------------------------------------------------------------
 Energy Equipment & Services--0.7%
 Dresser, Inc., 9.375% Sr. Sub. Nts.,
 4/15/11                                300,000         310,500
-----------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr.
 Unsec. Nts., Series B,
 2/15/08 1,10,11                        560,000         142,800
-----------------------------------------------------------------
 Hanover Equipment Trust 2001A,
 8.50% Sr. Sec. Nts., Series A, 9/1/08  500,000         527,500
-----------------------------------------------------------------
 Hornbeck-Leevac Marine Services,
 Inc., 10.625% Sr. Nts., 8/1/08       1,000,000       1,107,500
-----------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr.
 Sec. Nts., 6/1/08                      700,000         585,375
-----------------------------------------------------------------
 Petroleum Helicopters, Inc.,
 9.375% Sr. Nts., 5/1/09                200,000         225,250
-----------------------------------------------------------------
 Universal Compression, Inc.,
 7.25% Sr. Nts., 5/15/10 6              400,000         416,000
                                                  ---------------
                                                      3,314,925

-----------------------------------------------------------------
 Oil & Gas--2.4%
 Chesapeake Energy Corp.:
 7.75% Sr. Unsec. Nts., 1/15/15         400,000         429,000
 8.125% Sr. Unsec. Nts., 4/1/11         600,000         649,500
-----------------------------------------------------------------
 El Paso Energy Partners LP:
 8.50% Sr. Sub. Nts., 6/1/10 6          300,000         322,500
 10.625% Sr. Sub. Nts., 12/1/12         350,000         406,000
-----------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts.,
 5/1/14                                 300,000         313,500
-----------------------------------------------------------------
 Frontier Escrow Corp., 8% Sr. Nts.,
 4/15/13 6                              300,000         315,000
-----------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts.,
 11/15/09                               400,000         442,000
-----------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/
 Leviathan Finance Corp., 10.375% Sr.
 Unsec. Sub. Nts., Series B, 6/1/09 1   400,000         429,000
-----------------------------------------------------------------
 Newfield Exploration Co., 8.375%
 Sr. Sub. Nts., 8/15/12                 500,000         565,625
-----------------------------------------------------------------
 Pemex Project Funding Master
 Trust:
 6.625% Nts., 4/4/10 [EUR]              690,000         825,244
 7.75% Sr. Unsec. Unsub. Nts.,
 8/2/07 [EUR]                         1,190,000       1,509,169
 8.50% Unsub. Nts., 2/15/08             420,000         491,400
-----------------------------------------------------------------
 Petroleos Mexicanos, 9.375% Sr.
 Unsec. Bonds, 12/2/08                  585,000         716,625
-----------------------------------------------------------------
 Pioneer Natural Resources Co.,
 7.50% Sr. Nts., 4/15/12                600,000         688,493
-----------------------------------------------------------------
 Pogo Producing Co., 8.75% Sr.
 Sub. Nts., Series B, 5/15/07 1         300,000         310,500

                                      Principal    Market Value
                                         Amount     See Note 1
-----------------------------------------------------------------
 Oil & Gas Continued
 Premcor Refining Group, Inc.,
 9.50% Sr. Nts., 2/1/13            $    900,000   $     999,000
-----------------------------------------------------------------
 Stone Energy Corp., 8.75% Sr. Sub.
 Nts., 9/15/07                          270,000         281,475
-----------------------------------------------------------------
 Tesoro Petroleum Corp., 8% Sr.
 Sec. Nts., 4/15/08 6                 1,000,000       1,030,000
-----------------------------------------------------------------
 Westport Resources Corp.:
 8.25% Sr. Sub. Nts., 11/1/11 6         800,000         880,000
 8.25% Sr. Unsec. Sub. Nts., 11/1/11    400,000         440,000
-----------------------------------------------------------------
 XTO Energy, Inc., 7.50% Sr. Nts.,
 4/15/12                                500,000         570,000
                                                  ---------------
                                                     12,614,031

-----------------------------------------------------------------
 Financials--2.5%
-----------------------------------------------------------------
 Capital Markets--0.2%
 Credit Suisse First Boston Inc.
 (USA), 6.125% Nts., 11/15/11           790,000         886,454
-----------------------------------------------------------------
 Commercial Banks--0.5%
 Bank Plus Corp., 12% Sr. Nts.,
 7/18/07 1                                7,000           7,534
-----------------------------------------------------------------
 BankUnited Capital Trust, 10.25%
 Capital Securities, 12/31/26 1         100,000         107,250
-----------------------------------------------------------------
 Household Finance Corp., 7%
 Nts., 5/15/12                        1,356,000       1,607,760
-----------------------------------------------------------------
 Local Financial Corp., 11% Sr. Nts.,
 9/8/04 1                               150,000         153,750
-----------------------------------------------------------------
 Ongko International Finance Co.
 BV, 10.50% Sec. Nts., 3/29/04 1,10,11   90,000             675
-----------------------------------------------------------------
 Western Financial Bank, 9.625%
 Unsec. Sub. Debs., 5/15/12             500,000         542,500
                                                  ---------------
                                                      2,419,469

-----------------------------------------------------------------
 Diversified Financial Services--0.8%
 AmeriCredit Corp., 9.875% Sr.
 Nts., 4/15/06                          200,000         197,000
-----------------------------------------------------------------
 Berry Plastics Corp., 10.75% Sr.
 Sub. Nts., 7/15/12                     400,000         442,000
-----------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec.
 Unsub. Nts., 4/2/12                    655,000         782,273
-----------------------------------------------------------------
 Finova Group, Inc. (The), 7.50%
 Nts., 11/15/09                         900,000         396,000
-----------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75%
 Sub. Nts., 2/1/11                      620,000         728,797
-----------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr.
 Unsec. Sub. Nts., 3/2/07               200,000         229,000
-----------------------------------------------------------------
 MBNA Corp., 6.125% Nts., 3/1/13        565,000         615,657
-----------------------------------------------------------------
 Pemex Project Funding Master
 Trust, 7.375% Bonds, 12/15/14 6        740,000         812,150
-----------------------------------------------------------------
 SBS Agro Finance BV, 10.25%
 Bonds, 7/21/00 1,10,11                 339,000              --
                                                  ---------------
                                                      4,202,877

                11 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Insurance--0.0%
 Conseco, Inc., 10.75% Sr. Unsec.
 Nts., 6/15/09 1,10,11             $    300,000   $     163,500
-----------------------------------------------------------------
 Real Estate--1.0%
 Capstar Hotel Co., 8.75% Sr. Sub.
 Nts., 8/15/07                          175,000         159,250
-----------------------------------------------------------------
 CB Richard Ellis Services, Inc.,
 11.25% Sr. Unsec. Sub. Nts.,
 6/15/11 1                              250,000         269,375
-----------------------------------------------------------------
 Corrections Corp. of America:
 7.50% Sr. Nts., 5/1/11                 200,000         210,000
 9.875% Sr. Nts., 5/1/09                300,000         336,375
-----------------------------------------------------------------
 Felcor Lodging LP, 9% Sr. Nts.,
 6/1/11                                 406,000         411,075
-----------------------------------------------------------------
 Felcor Suites LP, 7.375% Sr. Nts.,
 10/1/04                                400,000         407,000
-----------------------------------------------------------------
 HMH Properties, Inc., 7.875% Sr.
 Nts., Series B, 8/1/08                 800,000         816,000
-----------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts.,
 1/15/07                                400,000         432,000
-----------------------------------------------------------------
 iStar Financial, Inc., 8.75% Sr.
 Unsec. Nts., 8/15/08                   200,000         219,000
-----------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07    325,000         294,125
 9.125% Sr. Unsec. Nts., 1/15/11      1,300,000       1,280,500
-----------------------------------------------------------------
 Saul (B.F.) Real Estate Investment
 Trust, 9.75% Sr. Sec. Nts., Series B,
 4/1/08                                 245,000         246,225
                                                  ---------------
                                                      5,080,925

-----------------------------------------------------------------
 Thrifts & Mortgage Finance--0.0%
 Ocwen Financial Corp., 11.875%
 Nts., 10/1/03 1                        235,000         236,763
-----------------------------------------------------------------
 Health Care--2.1%
-----------------------------------------------------------------
 Health Care Equipment & Supplies--0.3%
 Fisher Scientific International,
 Inc., 8.125% Sr. Sub. Nts., 5/1/12     300,000         322,500
-----------------------------------------------------------------
 HMP Equity Holdings Corp., Units
 (each unit consists of $1,000 zero
 coupon sr. sec. disc. nts., 15.43%,
 5/15/08 and one warrant to
 purchase 2.8094 shares of
 Huntsman Corp. common
 stock) 7,14                            300,000         153,000
-----------------------------------------------------------------
 Kinetic Concepts, Inc., 9.625% Sr.
 Unsec. Sub. Nts., Series B, 11/1/07 1  250,000         261,250
-----------------------------------------------------------------
 Sybron Dental Specialties, Inc.,
 8.125% Sr. Sub. Nts., 6/15/12          300,000         318,000
-----------------------------------------------------------------
 Vanguard Health Systems, Inc.,
 9.75% Sr. Unsec. Sub. Nts., 8/1/11     300,000         300,000
                                                  ---------------
                                                      1,354,750



                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Health Care Providers & Services--1.8%
 AmeriPath, Inc., 10.50% Sr. Sub.
 Nts., 4/1/13 6                    $    300,000   $     323,250
-----------------------------------------------------------------
 AmerisourceBergen Corp.,
 7.25% Sr. Unsec. Nts., 11/15/12        300,000         327,000
-----------------------------------------------------------------
 Beverly Enterprises, Inc., 9.625%
 Sr. Unsec. Nts., 4/15/09               800,000         772,000
-----------------------------------------------------------------
 Extendicare Health Services, Inc.,
 9.50% Sr. Unsec. Sub. Nts., 7/1/10     300,000         316,500
-----------------------------------------------------------------
 Fresenius Medical Care Capital
 Trust II, 7.875% Nts., 2/1/08          900,000         949,500
-----------------------------------------------------------------
 Fresenius Medical Care Capital
 Trust III, 7.375% Nts., 2/1/08 [DEM]    25,000          15,266
-----------------------------------------------------------------
 Fresenius Medical Care Capital
 Trust IV, 7.875% Trust Preferred
 Nts., 6/15/11                          600,000         636,000
-----------------------------------------------------------------
 Hanger Orthopedic Group, Inc.,
 10.375% Sr. Nts., 2/15/09              125,000         138,750
-----------------------------------------------------------------
 HCA, Inc., 6.30% Sr. Unsec. Nts.,
 10/1/12                                500,000         512,070
-----------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts.,
 6/1/12 10,11                         1,000,000         780,000
-----------------------------------------------------------------
 Magellan Health Services, Inc.,
 9.375% Sr. Nts., 11/15/07 6            700,000         703,500
-----------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec.
 Sub. Nts., Series B, 8/15/12           600,000         627,000
-----------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Sub.
 Nts., 12/1/12 6                        250,000         269,375
-----------------------------------------------------------------
 PacifiCare Health Systems, Inc.,
 10.75% Sr. Unsec. Unsub. Nts.,
 6/1/09                                 900,000       1,037,250
-----------------------------------------------------------------
 Tenet Healthcare Corp., 6.375%
 Sr. Nts., 12/1/11                    1,044,000         970,920
-----------------------------------------------------------------
 Triad Hospitals, Inc., 8.75% Sr.
 Unsec. Nts., Series B, 5/1/09          400,000         427,500
-----------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr.
 Sub. Nts., 2/1/12                      300,000         322,500
                                                  ---------------
                                                      9,128,381

-----------------------------------------------------------------
 Pharmaceuticals--0.0%
 aaiPharma, Inc., 11% Sr. Sub.
 Nts., 4/1/10                           200,000         221,000
-----------------------------------------------------------------
 Industrials--4.8%
-----------------------------------------------------------------
 Aerospace & Defense--0.6%
 Alliant Techsystems, Inc., 8.50%
 Sr. Unsec. Sub. Nts., 5/15/11          300,000         334,500
-----------------------------------------------------------------
 American Plumbing & Mechanical,
 Inc., 11.625% Sr. Sub. Nts., Series B,
 10/15/08                               425,000         142,375
-----------------------------------------------------------------
 BE Aerospace, Inc., 8.875% Sr.
 Unsec. Sub. Nts., 5/1/11               200,000         158,000


                12 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Aerospace & Defense Continued
 Boeing Capital Corp., 5.80%
 Nts., 1/15/13                     $    305,000   $     330,234
-----------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr.
 Unsec. Sub. Nts., 12/15/10             225,000         250,875
-----------------------------------------------------------------
 L-3 Communications Corp.,
 7.625% Sr. Sub. Nts., 6/15/12          300,000         331,500
-----------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Sub.
 Nts., 12/15/12 6                       350,000         386,750
-----------------------------------------------------------------
 TransDigm, Inc., 10.375% Sr.
 Sub. Nts., 12/1/08                     200,000         217,786
-----------------------------------------------------------------
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13 6             250,000         272,500
 11% Sr. Sub. Nts., 2/15/13 6           300,000         328,500
-----------------------------------------------------------------
 Vought Aircraft Industries, Inc.,
 8% Sr. Nts., 7/15/11 6                 200,000         202,000
                                                  ---------------
                                                      2,955,020

-----------------------------------------------------------------
 Air Freight & Logistics--0.0%
 Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08 10,11          100,000          21,625
 9.375% Sr. Unsec. Nts.,
 11/15/06 10,11                         650,000         140,562
                                                  ---------------
                                                        162,187

-----------------------------------------------------------------
 Airlines--0.2%
 America West Airlines, Inc.,
 10.75% Sr. Nts., 9/1/05 1              450,000         254,250
-----------------------------------------------------------------
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04  700,000         507,500
                                                  ---------------
                                                        761,750

-----------------------------------------------------------------
 Building Products--0.3%
 Associated Materials, Inc., 9.75%
 Sr. Sub. Nts., 4/15/12                 200,000         219,250
-----------------------------------------------------------------
 Jacuzzi Brands, Inc., 9.625% Sr.
 Sec. Nts., 7/1/10 4,6                  400,000         413,000
-----------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B,
 9/1/07 1                               650,000         682,500
 9.25% Sr. Nts., Series B, 3/15/07 1    150,000         155,250
 9.875% Sr. Unsec. Sub. Nts.,
 6/15/11 1                              250,000         264,375
                                                  ---------------
                                                      1,734,375

-----------------------------------------------------------------
 Commercial Services & Supplies--1.8%
 Allied Waste North America, Inc.:
 7.875% Sr. Nts., 4/15/13               400,000         420,500
 8.50% Sr. Sub. Nts., 12/1/08           900,000         972,000
 8.875% Sr. Nts., Series B, 4/1/08      800,000         872,000
 9.25% Sr. Nts., 9/1/12 6             1,450,000       1,605,875
 10% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/09                       500,000         533,750
-----------------------------------------------------------------
 American Color Graphics, Inc.,
 10% Sr. Sec. Nts., 6/15/10 4,6         200,000         200,000



                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Commercial Services & Supplies Continued
 Budget Group, Inc., 9.125% Sr.
 Unsec. Nts., 4/1/06 1,10,11       $    700,000   $     165,375
-----------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr.
 Unsec. Sub. Nts., 11/1/09              500,000         540,000
-----------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts.,
 2/1/10                                 250,000         268,750
-----------------------------------------------------------------
 Hydrochem Industrial Services,
 Inc., 10.375% Sr. Sub. Nts., 8/1/07 1  150,000         106,125
-----------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec.
 Sub. Nts., Series B, 4/1/09 1,10,11    400,000              --
-----------------------------------------------------------------
 Kindercare Learning Centers, Inc.,
 9.50% Sr. Sub. Nts., 2/15/09           500,000         506,250
-----------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr.
 Nts., 3/15/12                          400,000         423,000
-----------------------------------------------------------------
 Moore North American Finance,
 Inc., 7.875% Sr. Nts., 1/15/11 6       200,000         209,500
-----------------------------------------------------------------
 Protection One, Inc./Protection
 One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05        400,000         330,000
-----------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr.
 Unsec. Nts., 5/15/09 1,10,11           400,000          22,000
-----------------------------------------------------------------
 Synagro Technologies, Inc.,
 9.50% Sr. Sub. Nts., 4/1/09            200,000         215,000
-----------------------------------------------------------------
 United Rentals (North America),
 Inc.:
 9.25% Sr. Unsec. Sub. Nts.,
 Series B, 1/15/09                      250,000         247,500
 10.75% Sr. Nts., 4/15/08 6             300,000         329,250
 10.75% Sr. Nts., 4/15/08 6             400,000         439,000
 10.75% Sr. Unsec. Nts., 4/15/08        500,000         548,750
-----------------------------------------------------------------
 Waste Management, Inc.,
 6.375% Sr. Nts., 11/15/12              183,000         208,453
                                                  ---------------
                                                      9,163,078

-----------------------------------------------------------------
 Construction & Engineering--0.2%
 Integrated Electrical Services,
 Inc., 9.375% Sr. Sub. Nts., Series C,
 2/1/09                                 700,000         714,000
-----------------------------------------------------------------
 URS Corp.:
 11.50% Sr. Unsec. Nts., 9/15/09 1      150,000         160,500
 12.25% Sr. Sub. Nts., Series B,
 5/1/09 1                               375,000         373,125
                                                  ---------------
                                                      1,247,625

-----------------------------------------------------------------
 Electrical Equipment--0.0%
 Dayton Superior Corp., 13% Sr.
 Unsec. Sub. Nts., 6/15/09 1            200,000         171,000
-----------------------------------------------------------------
 Industrial Conglomerates--0.5%
 Great Lakes Dredge & Dock
 Corp., 11.25% Sr. Unsec. Sub.
 Nts., 8/15/08                          500,000         532,500





                13 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Industrial Conglomerates Continued
 Tyco International Group SA:
 6.375% Nts., 10/15/11             $  1,600,000   $   1,696,000
 6.75% Sr. Unsub. Nts., 2/15/11         300,000         319,500
                                                  ---------------
                                                      2,548,000

-----------------------------------------------------------------
 Machinery--0.9%
 Actuant Corp., 13% Sr. Sub. Nts.,
 5/1/09                                 208,000         244,400
-----------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts.,
 5/1/08                                 800,000         868,000
-----------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts.,
 8/1/09                                 300,000         256,500
-----------------------------------------------------------------
 Eagle-Picher Industries, Inc.,
 9.375% Sr. Unsec. Sub. Nts., 3/1/08    300,000         282,000
-----------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts.,
 8/15/07 1,10,11                        400,000           7,500
-----------------------------------------------------------------
 Manitowoc Co., Inc. (The),
 10.50% Sr. Sub. Nts., 8/1/12           500,000         557,500
-----------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts.,
 5/15/09                                300,000         331,500
-----------------------------------------------------------------
 Roller Bearing Co. of America,
 Inc., 9.625% Sr. Sub. Nts., Series B,
 6/15/07                                540,000         461,700
-----------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13      600,000         652,500
-----------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08    250,000         261,250
 8.875% Sr. Unsec. Sub. Nts.,
 Series C, 4/1/08                        50,000          52,250
 9.25% Sr. Unsec. Sub. Nts., 7/15/11    400,000         432,000
                                                  ---------------
                                                      4,407,100

-----------------------------------------------------------------
 Marine--0.2%
 CP Ships Ltd., 10.375% Sr. Nts.,
 7/15/12                                600,000         672,750
-----------------------------------------------------------------
 Millenium Seacarriers, Inc.,
 12% Sr. Sec. Nts., 7/15/05 1,10,11     250,000         112,500
-----------------------------------------------------------------
 Navigator Gas Transport plc,
 10.50% First Priority Ship Mtg.
 Nts., 6/30/07 1,10,11                  175,000          56,875
                                                  ---------------
                                                        842,125

-----------------------------------------------------------------
 Road & Rail--0.1%
 Kansas City Southern Railway
 Co. (The), 7.50% Sr. Nts., 6/15/09     400,000         416,500
-----------------------------------------------------------------
 Stena AB, 9.625% Sr. Nts., 12/1/12     250,000         275,938
                                                  ---------------
                                                        692,438

-----------------------------------------------------------------
 Transportation Infrastructure--0.0%
 Worldspan LP/Worldspan Financial
 Corp., 9.625% Sr. Nts., 6/15/11 6      150,000         155,250


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Information Technology--1.4%
-----------------------------------------------------------------
 Communications Equipment--0.1%
 Orion Network Systems, Inc.,
 12.50% Sr. Disc. Nts., 1/15/07 10 $    675,000   $     233,887
-----------------------------------------------------------------
 Computers & Peripherals--0.1%
 Seagate Technology Hdd
 Holdings, 8% Sr. Nts., 5/15/09         200,000         217,500
-----------------------------------------------------------------
 Electronic Equipment & Instruments--0.3%
 Communications & Power
 Industries, Inc., 12% Sr. Sub. Nts.,
 Series B, 8/1/05 1                     250,000         253,125
-----------------------------------------------------------------
 Flextronics International Ltd.,
 9.875% Sr. Unsec. Sub. Nts., 7/1/10    500,000         550,000
-----------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr.
 Unsec. Sub. Nts., 8/15/08 1            700,000         759,500
                                                  ---------------
                                                      1,562,625

-----------------------------------------------------------------
 Internet Software & Services--0.0%
 Exodus Communications, Inc.,
 10.75% Sr. Nts., 12/15/09 1,10,11
 [EUR]                                  346,521          17,907
-----------------------------------------------------------------
 FirstWorld Communications,
 Inc., 0%/13% Sr. Disc. Nts.,
 4/15/08 1,10,11,12                     250,000              25
-----------------------------------------------------------------
 Globix Corp., 11% Sr. Nts., 4/26/08 1   65,615          49,539
-----------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts.,
 12/1/06 1,10,11 [EUR]                  100,000           5,742
 11% Sr. Nts., 8/1/09 10,11             275,784          18,960
                                                  ---------------
                                                         92,173

-----------------------------------------------------------------
 IT Services--0.1%
 Iron Mountain, Inc., 7.75% Sr.
 Sub. Nts., 1/15/15                     400,000         425,000
-----------------------------------------------------------------
 Titan Corp. (The), 8% Sr. Sub.
 Nts., 5/15/11 6                        100,000         106,500
                                                  ---------------
                                                        531,500

-----------------------------------------------------------------
 Office Electronics--0.0%
 ASAT Finance LLC, 12.50% Sr.
 Unsec. Nts., 11/1/06 1                 162,500         140,563
-----------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--0.8%
 AMI Semiconductor, Inc.,
 10.75% Sr. Sub. Nts., 2/1/13 6         600,000         681,000
-----------------------------------------------------------------
 Amkor Technology, Inc.:
 7.75% Sr. Nts., 5/15/13 6            1,150,000       1,098,250
 9.25% Sr. Unsec. Sub. Nts., 2/15/08    250,000         261,250
-----------------------------------------------------------------
 ChipPAC International Co. Ltd.,
 12.75% Sr. Unsec. Sub. Nts.,
 Series B, 8/1/09                       600,000         678,000
-----------------------------------------------------------------
 Fairchild Semiconductor Corp.,
 10.375% Sr. Unsec. Nts., 10/1/07       500,000         528,440



               14 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Semiconductors & Semiconductor Equipment Continued
 Micron Technology, Inc., 6.50%
 Sub. Nts., 9/30/05                $  1,000,000   $     960,000
                                                  ---------------
                                                      4,206,940

-----------------------------------------------------------------
 Materials--5.3%
-----------------------------------------------------------------
 Chemicals--1.4%
 Compass Minerals Group, Inc.,
 10% Sr. Sub. Nts., 8/15/11             450,000         506,250
-----------------------------------------------------------------
 Equistar Chemicals LP/Equistar
 Funding Corp.:
 8.75% Sr. Unsec. Nts., 2/15/09         600,000         585,000
 10.625% Sr. Nts., 5/1/11 6             400,000         412,000
-----------------------------------------------------------------
 Huntsman Corp./
 ICI Chemical Co. plc:
 Zero Coupon Sr. Unsec. Disc.
 Nts., 26.72%, 12/31/09 7               600,000         237,000
 10.125% Sr. Unsec. Sub. Nts.,
 7/1/09                               1,000,000         965,000
 10.125% Sr. Unsec. Sub. Nts.,
 7/1/09 [EUR]                           200,000         211,871
-----------------------------------------------------------------
 Huntsman International LLC:
 9.875% Sr. Nts., 3/1/09                300,000         313,500
 9.875% Sr. Nts., 3/1/09 6              450,000         470,250
-----------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr.
 Sec. Nts., 12/15/09                    200,000         213,500
-----------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08              300,000         286,500
 9.625% Sr. Sec. Nts., Series A,
 5/1/07 5                               400,000         394,000
 9.875% Sec. Nts., Series B, 5/1/07   1,400,000       1,379,000
-----------------------------------------------------------------
 Millennium America, Inc.,
 9.25% Sr. Nts., 6/15/08 6              450,000         486,000
-----------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub.
 Nts., 12/15/11                         200,000         196,000
-----------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr.
 Sec. Nts., 12/31/08                    113,061          98,646
-----------------------------------------------------------------
 Pioneer Cos., Inc., 4.60% Sr. Sec.
 Nts., 12/31/06 2                        35,804          30,612
-----------------------------------------------------------------
 Resolution Performance Products
 LLC/RPP Capital Corp., 9.50% Sr.
 Sec. Nts., 4/15/10 6                   150,000         156,750
-----------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 1          159,788         148,403
 11.25% Sr. Sub. Nts., 8/15/06 10,11    540,000              --
 11.75% Sr. Unsec. Sub. Nts.,
 8/15/06 10,11                          540,000              --
-----------------------------------------------------------------
 Unifrax Investment Corp., 10.50%
 Sr. Nts., 11/1/03 1                     47,000          47,294
                                                  ---------------
                                                      7,137,576


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------

 Construction Materials--0.1%
 Formica Corp., 10.875% Sr. Unsec.
 Sub. Nts., Series B, 3/1/09 10,11 $    200,000   $      51,000
-----------------------------------------------------------------
 Texas Industries, Inc., 10.25% Sr.
 Nts., 6/15/11 6                        400,000         420,000
                                                  ---------------
                                                        471,000

-----------------------------------------------------------------
 Containers & Packaging--1.7%
 Ball Corp.:
 6.875% Sr. Unsec. Nts., 12/15/12 6     300,000         319,500
 7.75% Sr. Unsec. Nts., 8/1/06          125,000         137,500
 8.25% Sr. Unsec. Sub. Nts., 8/1/08     125,000         131,875
-----------------------------------------------------------------
 Consumers International, Inc.,
 10.25% Sr. Sec. Nts., 4/1/05 1,10,11   250,000             625
-----------------------------------------------------------------
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11 6          500,000         542,500
 10.875% Sr. Sec. Nts., 3/1/13 6        200,000         219,000
-----------------------------------------------------------------
 Graphic Packaging Corp., 8.625%
 Sub. Nts., 2/15/12                     500,000         512,500
-----------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr.
 Unsec. Nts., 10/1/12                   250,000         269,375
-----------------------------------------------------------------
 MDP Acquisitions plc, 9.625%
 Sr. Nts., 10/1/12                      400,000         444,000
-----------------------------------------------------------------
 Owens-Brockway Glass
 Container, Inc.:
 7.75% Sr. Sec. Nts., 5/15/11 6         450,000         478,125
 8.25% Sr. Unsec. Nts., 5/15/13 6       400,000         420,000
 8.75% Sr. Sec. Nts., 11/15/12        1,000,000       1,090,000
 8.875% Sr. Sec. Nts., 2/15/09          200,000         218,000
-----------------------------------------------------------------
 Packaging Corp. of America,
 9.625% Sr. Unsec. Sub. Nts., 4/1/09    750,000         829,687
-----------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07        750,000         781,875
 10.875% Sr. Sub. Nts., 4/1/08          250,000         257,500
-----------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12                600,000         646,500
 9.25% Sr. Unsec. Nts., 2/1/08          200,000         219,000
 9.75% Sr. Unsec. Nts., 2/1/11          600,000         660,000
-----------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec.
 Sub. Nts., 6/15/12                     500,000         515,000
                                                  ---------------
                                                      8,692,562

-----------------------------------------------------------------
 Metals & Mining--1.3%
 AK Steel Corp.:
 7.75% Sr. Unsec. Nts., 6/15/12       1,200,000       1,002,000
 7.875% Sr. Unsec. Nts., 2/15/09        500,000         427,500
-----------------------------------------------------------------
 Arch Western Finance LLC,
 6.75% Sr. Nts., 7/1/13 6               400,000         412,000
-----------------------------------------------------------------
 Better Minerals & Aggregates Co.,
 13% Sr. Unsec. Sub. Nts., 9/15/09      100,000          67,000
-----------------------------------------------------------------
 California Steel Industries Corp.,
 8.50% Sr. Unsec. Nts., Series B,
 4/1/09                                 200,000         204,000


                15 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Metals & Mining Continued
 Centaur Mining & Exploration
 Ltd., 11% Sr. Nts., 12/1/07 1,10  $     94,344   $       1,415
-----------------------------------------------------------------
 Century Aluminum Co., 11.75%
 Sr. Sec. Nts., 4/15/08                 500,000         512,500
-----------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25%
 Sr. Sub. Nts., Series B, 5/15/08       473,000         404,415
-----------------------------------------------------------------
 International Utility Structures,
 Inc., 13% Unsec. Sub. Nts., 2/1/08 1    71,000           3,550
-----------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75%
 Sr. Sec. Nts., 6/1/12 1                500,000         532,500
-----------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B,
 10/15/06 1,10,11                       500,000         392,500
 12.75% Sr. Sub. Nts., 2/1/04 1,10,11   800,000          50,000
-----------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts.,
 12/1/07                                500,000         272,500
-----------------------------------------------------------------
 National Steel Corp., 9.875% First
 Mtg. Bonds, Series D, 3/1/09 10,11     244,879          14,693
-----------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr.
 Nts., 7/15/09                          400,000         362,000
-----------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr.
 Nts., 3/15/13 6                        400,000         421,000
-----------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr.
 Nts., 3/15/09                          200,000         210,500
-----------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr.
 Nts., 2/15/12                          300,000         295,500
-----------------------------------------------------------------
 United States Steel Corp.:
 9.75% Sr. Nts., 5/15/10                400,000         408,000
 10.75% Sr. Nts., 8/1/08                800,000         844,000
                                                  ---------------
                                                      6,837,573

-----------------------------------------------------------------
 Paper & Forest Products--0.8%
 Abitibi-Consolidated, Inc.,
 8.55% Nts., 8/1/10                     200,000         224,394
-----------------------------------------------------------------
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07 13            400,000         454,000
 13.875% Sr. Sec. Nts., 7/15/07 1       400,000         456,000
-----------------------------------------------------------------
 Doman Industries Ltd., 8.75%
 Sr. Nts., 3/15/04 1,10,11              900,000         198,000
-----------------------------------------------------------------
 Fort James Corp., 6.875% Sr.
 Nts., 9/15/07                          500,000         511,250
-----------------------------------------------------------------
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11      1,450,000       1,497,125
 9.375% Sr. Nts., 2/1/13 6              800,000         886,000
-----------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625%
 Sr. Nts., 11/15/07                     300,000         174,750
                                                  ---------------
                                                      4,401,519


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Telecommunication Services--4.6%
-----------------------------------------------------------------
 Diversified Telecommunication Services--2.1%
 360networks, Inc., 13% Sr. Unsec.
 Nts., 5/1/08 1,10,11 [EUR]             250,000   $          29
-----------------------------------------------------------------
 Adelphia Business Solutions, Inc.,
 12% Sr. Sub. Nts., 11/1/07 1,10,11     200,000           3,000
-----------------------------------------------------------------
 American Tower Corp., 9.375%
 Sr. Nts., 2/1/09                       700,000         707,000
-----------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts.,
 3/15/10 1,10,11                        344,725           3,447
-----------------------------------------------------------------
 Comcast UK Cable Partner Ltd.,
 11.20% Sr. Unsec. Disc. Debs.,
 11/15/07                               250,000         245,313
-----------------------------------------------------------------
 Concentric Network Corp.,
 Escrow Shares, 12/15/07 10,11           80,000              --
-----------------------------------------------------------------
 Deutsche Telekom International
 Finance BV, 8.50% Unsub. Nts.,
 6/15/10                                305,000         375,267
-----------------------------------------------------------------
 Dex Media East LLC/Dex Media
 East Finance Co., 9.875% Sr. Unsec.
 Nts., 11/15/09                         200,000         224,000
-----------------------------------------------------------------
 Focal Communications Corp.:
 11.875% Sr. Unsec. Nts., Series B,
 1/15/10 1,10,11                         75,000           4,500
 12.125% Sr. Unsec. Disc. Nts.,
 2/15/08 1,10,11                         80,000           4,800
-----------------------------------------------------------------
 France Telecom SA, 9.25% Sr.
 Unsec. Nts., 3/1/11                  1,040,000       1,311,186
-----------------------------------------------------------------
 Intermedia Communications,
 Inc., 0%/12.25% Sr. Disc. Nts.,
 Series B, 3/1/09 10,11,12              200,000          64,000
-----------------------------------------------------------------
 IPC Acquisition Corp., 11.50%
 Sr. Sub. Nts., 12/15/09                200,000         213,000
-----------------------------------------------------------------
 Level 3 Communications, Inc.,
 0%/10.50% Sr. Disc. Nts., 12/1/08 12   700,000         607,250
-----------------------------------------------------------------
 Metromedia Fiber Network,
 Inc., 10% Sr. Unsec. Nts., Series B,
 11/15/08 10,11                         400,000          25,500
-----------------------------------------------------------------
 Nextlink Communications, Inc.:
 Escrow Shares, 10/1/07 10,11           200,000              --
 Escrow Shares, 3/15/08 10,11           250,000              --
 Escrow Shares, 11/15/08 10,11          300,000              --
 Escrow Shares, 6/1/09 10,11            400,000              --
-----------------------------------------------------------------
 NorthPoint Communications
 Group, Inc., 12.875% Nts.,
 2/15/10 10,11                          250,000          43,750
-----------------------------------------------------------------
 Qwest Corp.:
 7.20% Unsec. Nts., 11/1/04           1,600,000       1,648,000
 8.875% Nts., 3/15/12 6                 300,000         336,750
-----------------------------------------------------------------
 Qwest Services Corp., 13.50%
 Nts., 12/15/10 6                       300,000         340,500





                16 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Sprint Capital Corp.:
 8.375% Nts., 3/15/12              $    950,000   $   1,139,638
 8.75% Nts., 3/15/32                    790,000         948,995
-----------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts.,
 4/15/09 10,11,12                       600,000         190,500
 0%/9.875% Sr. Disc. Nts.,
 4/15/09 1,10,11,12 [GBP]               200,000         101,484
-----------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts.,
 12/1/07 1,10,11                        500,000              --
-----------------------------------------------------------------
 Telus Corp., 7.50% Nts., 6/1/07        790,000         884,800
-----------------------------------------------------------------
 Time Warner Telecom LLC/
 Time Warner Telecom, Inc.,
 9.75% Sr. Nts., 7/15/08                500,000         485,000
-----------------------------------------------------------------
 Verizon Global Funding Corp.,
 7.375% Sr. Nts., 9/1/12                915,000       1,118,350
-----------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts.,
 4/15/08 1,10,11                        500,000              --
-----------------------------------------------------------------
 Winstar Communications, Inc.,
 12.75% Sr. Nts., 4/15/10 1,10,11       250,000              25
                                                  ---------------
                                                     11,026,084

-----------------------------------------------------------------
 Wireless Telecommunication Services--2.5%
 Alamosa Delaware, Inc., 12.50%
 Sr. Unsec. Nts., 2/1/11                650,000         536,250
-----------------------------------------------------------------
 American Cellular Corp., 9.50%
 Sr. Sub. Nts., 10/15/09 10             550,000         277,750
-----------------------------------------------------------------
 American Tower Escrow Corp.,
 Zero Coupon Sr. Sub. Disc. Nts.,
 12.25%, 8/1/08 7                       800,000         520,000
-----------------------------------------------------------------
 AT&T Corp., 8.50% Sr. Nts.,
 11/15/31 2                             500,000         568,916
-----------------------------------------------------------------
 AT&T Wireless Services, Inc.,
 7.50% Sr. Unsec. Nts., 5/1/07          790,000         911,572
-----------------------------------------------------------------
 CellNet Data Systems, Inc., 14%
 Sr. Unsec. Disc. Nts.,
 10/1/07 1,10,11                        400,000              --
-----------------------------------------------------------------
 Centennial Cellular Operating Co./
 Centennial Communications Corp.,
 10.125% Sr. Nts., 6/15/13 6            600,000         597,000
-----------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts.,
 5/15/11 12                           1,300,000       1,248,000
 10.625% Sr. Unsec. Disc. Nts.,
 11/15/07                               500,000         528,750
-----------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec.
 Disc. Nts., 7/15/10 1,10,11,12         300,000          16,500
-----------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts.,
 4/15/10 1,10,11,12                     700,000          66,500
 12.50% Sr. Nts., 4/15/10 1,10          100,000          13,500
-----------------------------------------------------------------
 Nextel Communications, Inc.:
 9.375% Sr. Unsec. Nts., 11/15/09     2,200,000       2,373,250
 10.65% Sr. Disc. Nts., 9/15/07         750,000         778,125

                                      Principal    Market Value
                                         Amount     See Note 1
-----------------------------------------------------------------
 Wireless Telecommunication Services Continued
 Nextel Partners, Inc.:
 11% Sr. Nts., 3/15/10             $    500,000   $     542,500
 11% Sr. Unsec. Nts., 3/15/10           150,000         162,750
 12.50% Sr. Nts., 11/15/09              500,000         565,000
-----------------------------------------------------------------
 Orbcomm Global LP, Escrow
 Shares, 8/15/04 10,11                  200,000              --
-----------------------------------------------------------------
 Rural Cellular Corp., 9.625% Sr.
 Sub. Nts., Series B, 5/15/08           500,000         445,000
-----------------------------------------------------------------
 SBA Communications Corp.:
 10.25% Sr. Unsec. Nts., 2/1/09         200,000         185,000
 12% Sr. Unsec. Disc. Nts., 3/1/08    1,100,000       1,130,250
-----------------------------------------------------------------
 SpectraSite, Inc., 8.25% Sr. Nts.,
 5/15/10 6                              200,000         209,000
-----------------------------------------------------------------
 Triton PCS, Inc.:
 8.50% Sr. Nts., 6/1/13 6               400,000         432,000
 8.75% Sr. Unsec. Sub. Nts.,
 11/15/11                               200,000         200,500
-----------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr.
 Unsec. Sub. Disc. Nts., Series B,
 11/1/09 12                             900,000         373,500
                                                  ---------------
                                                     12,681,613

-----------------------------------------------------------------
 Utilities--3.7%
-----------------------------------------------------------------
 Electric Utilities--2.0%
 AES Corp. (The):
 8.75% Sr. Sec. Nts., 5/15/13 6       1,300,000       1,358,500
 8.75% Sr. Unsec. Unsub. Nts.,
 6/15/08                                244,000         242,780
 8.875% Sr. Unsec. Nts., 2/15/11        103,000         101,197
 9.375% Sr. Unsec. Nts., 9/15/10         97,000          97,970
 10.25% Sr. Unsec. Sub. Nts., 7/15/06   550,000         547,250
-----------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41%
 Sr. Sec. Sub. Nts., Series B,
 12/31/20 1                             300,000         195,000
-----------------------------------------------------------------
 Caithness Coso Funding Corp.,
 9.05% Sr. Sec. Nts., Series B,
 12/15/09                               356,634         381,598
-----------------------------------------------------------------
 Calpine Corp.:
 8.25% Sr. Unsec. Nts., 8/15/05         200,000         187,000
 8.50% Sr. Unsec. Nts., 2/15/11       2,300,000       1,736,500
 8.75% Sr. Nts., 7/15/07                200,000         164,500
-----------------------------------------------------------------
 Central Termica Guemes SA,
 1.20% Nts., 1/1/12 1                    90,000           9,000
-----------------------------------------------------------------
 CMS Energy Corp.:
 8.50% Sr. Nts., 4/15/11                250,000         262,188
 9.875% Sr. Unsec. Nts., 10/15/07       900,000         964,125
-----------------------------------------------------------------
 CMS Energy X-TRAS Pass-
 Through Trust I, 7% Sr. Unsec.
 Pass-Through Certificates, 1/15/05     300,000         296,625
-----------------------------------------------------------------
 Edison Mission Energy, 10% Sr.
 Unsec. Nts., 8/15/08                   800,000         760,000
-----------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr.
 Unsub. Nts., Series C, 11/15/31      1,006,000       1,131,040





                17 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Electric Utilities Continued
 Funding Corp./Beaver Valley
 Funding Corp., 9% Second Lease
 Obligation Bonds, 6/1/17          $    199,000   $     238,983
-----------------------------------------------------------------
 Mirant Americas Generation LLC,
 7.625% Sr. Unsec. Nts., 5/1/06 10,11   200,000         155,000
-----------------------------------------------------------------
 MSW Energy Holdings LLC/
 MSW Energy Finance Co., Inc.,
 8.50% Sr. Sec. Nts., 9/1/10 6          200,000         206,500
-----------------------------------------------------------------
 PG&E Corp., 6.875% Sr. Sec. Nts.,
 7/15/08 6                              400,000         416,000
-----------------------------------------------------------------
 Reliant Resources, Inc.:
 9.25% Sr. Sec. Nts., 7/15/10 6         250,000         251,563
 9.50% Sr. Sec. Nts., 7/15/13 6         250,000         252,500
-----------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr.
 Unsec. Nts., 5/15/07                   600,000         675,000
                                                  ---------------
                                                     10,630,819

-----------------------------------------------------------------
 Gas Utilities--0.7%
 AmeriGas Partners LP/AmeriGas
 Eagle Finance Corp., 8.875% Sr.
 Unsec. Nts., Series B, 5/20/11         500,000         547,500
-----------------------------------------------------------------
 El Paso Energy Corp., 7.625% Nts.,
 7/15/11                                200,000         183,000
-----------------------------------------------------------------
 NiSource Finance Corp., 7.875%
 Sr. Unsec. Nts., 11/15/10              382,000         451,675
-----------------------------------------------------------------
 SEMCO Energy, Inc.:
 7.125% Sr. Nts., 5/15/08 6             150,000         157,500
 7.75% Sr. Nts., 5/15/13 6              150,000         160,500
-----------------------------------------------------------------
 Southern Natural Gas Co., 8% Sr.
 Unsub. Nts., 3/1/32                    300,000         325,875
-----------------------------------------------------------------
 Tennessee Gas Pipeline Co.,
 7.50% Bonds, 4/1/17                    800,000         826,000
-----------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125%
 Nts., 9/1/11                         1,100,000       1,078,000
                                                  ---------------
                                                      3,730,050

-----------------------------------------------------------------
 Multi-Utilities & Unregulated Power--1.0%
 AES Red Oak LLC, 8.54% Sr. Sec.
 Bonds, Series A, 11/30/19              591,022         619,095
-----------------------------------------------------------------
 Consumers Energy Co., 7.375%
 Nts., 9/15/23                          250,000         261,204
-----------------------------------------------------------------
 Dynegy Holdings, Inc.:
 6.875% Sr. Unsec. Unsub. Nts.,
 4/1/11                               1,100,000         929,500
 8.75% Sr. Nts., 2/15/12                850,000         794,750
-----------------------------------------------------------------
 El Paso Production Holding Co.,
 7.75% Sr. Nts., 6/1/13 6               650,000         651,625
-----------------------------------------------------------------
 Mirant Mid-Atlantic LLC, 8.625%
 Sec. Pass-Through Certificates,
 Series A, 6/30/12                      467,843         450,108


                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Multi-Utilities & Unregulated Power Continued

 Williams Cos., Inc. (The):
 8.625% Sr. Nts., 6/1/10           $    400,000   $     420,000
 9.25% Sr. Unsec. Unsub. Nts.,
 3/15/04                                800,000         824,000
                                                  ---------------
                                                      4,950,282
                                                  ---------------
 Total Corporate Bonds and Notes
 (Cost $214,052,361)                                213,879,171

                                         Shares
-----------------------------------------------------------------
 Preferred Stocks--0.4%

 AmeriKing, Inc., 13% Cum. Sr.
 Exchangeable, Non-Vtg. 1,13              4,253              43
-----------------------------------------------------------------
 Crown American Realty Trust,
 11% Cum., Series A, Non-Vtg.             2,000         117,900
-----------------------------------------------------------------
 Digital Globe, Inc., 8.50% Cv.,
 Series C, Non-Vtg. 1                     6,264           6,264
-----------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr.
 Sub. Debs., Non-Vtg. 1,11                5,000         201,250
-----------------------------------------------------------------
 e.spire Communications, Inc.,
 12.75% Jr. Redeemable, Non-Vtg. 1,11,13    216              22
-----------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75%
 Cum. Exchangeable, Series B,
 Non-Vtg. 1,11                            5,000         221,250
-----------------------------------------------------------------
 ICG Holdings, Inc., 14.25%
 Exchangeable, Non-Vtg. 1,11,13             151               1
-----------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25%
 Sr. Redeemable Exchangeable,
 Non-Vtg. 1,13                            6,061              --
-----------------------------------------------------------------
 Nextel Communications, Inc.,
 13% Cum., Series D, Non-Vtg. 13              2             213
-----------------------------------------------------------------
 NTL Europe, Inc., 10% Nts., Series A,
 Non-Vtg.1, 11                                8              16
-----------------------------------------------------------------
 Paxson Communications Corp.,
 13.25% Cum. Jr. Exchangeable,
 Non-Vtg. 13                                 36         355,500
-----------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum.,
 Series B, Non-Vtg. 13                      631         399,107
-----------------------------------------------------------------
 Sovereign Real Estate Investment
 Trust, 12% Non-Cum., Series A 1          4,600         668,150
                                                   --------------
 Total Preferred Stocks (Cost $2,972,965)             1,969,716

-----------------------------------------------------------------
 Common Stocks--0.3%

 Adelphia Business Solutions, Inc. 11       363               8
-----------------------------------------------------------------
 Charles River Laboratories
 International, Inc. 11                   2,660          85,599
-----------------------------------------------------------------
 Contour Energy Co. 1,11                  5,400             151
-----------------------------------------------------------------
 Covad Communications Group, Inc. 11     16,528          16,693
-----------------------------------------------------------------
 Criimi MAE, Inc. 11                     71,447         782,345
-----------------------------------------------------------------
 Equinix, Inc. 11                         3,286          25,795





                18 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                   Market Value
                                         Shares      See Note 1
-----------------------------------------------------------------
 Common Stocks Continued

 Geotek Communications, Inc. 1,11            90   $          --
-----------------------------------------------------------------
 Geotek Communications, Inc.,
 Series B (Escrow Shares) 1,11              210              --
-----------------------------------------------------------------
 Globix Corp. 1,11                        6,880          18,920
-----------------------------------------------------------------
 ICO Global Communication
 Holdings Ltd. 1,11                       6,016           5,114
-----------------------------------------------------------------
 Microcell Telecommunications, Inc. 11      770           6,590
-----------------------------------------------------------------
 Microcell Telecommunications,
 Inc., Cl. A 11                               6              55
-----------------------------------------------------------------
 Microcell Telecommunications,
 Inc., Cl. B 11                             766           5,988
-----------------------------------------------------------------
 NTL, Inc. 11                             7,842         267,569
-----------------------------------------------------------------
 Orbital Sciences Corp. 11                  457           3,336
-----------------------------------------------------------------
 Pioneer Cos., Inc. 11                    7,312          26,689
-----------------------------------------------------------------
 Prandium, Inc. 11                       24,165          13,532
-----------------------------------------------------------------
 Premier Holdings Ltd. 1,11              18,514              --
-----------------------------------------------------------------
 Southern Pacific Funding Corp.,
 Liquidating Trust 1                     83,868              --
-----------------------------------------------------------------
 Star Gas Partners LP                       187           4,108
-----------------------------------------------------------------
 Sterling Chemicals, Inc. 11                676          11,492
-----------------------------------------------------------------
 TVMAX Holdings, Inc. 1,11                1,000           2,125
-----------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda) 1,11       1,958             979
-----------------------------------------------------------------
 Wilshire Financial Services
 Group, Inc. 11                           6,273          25,782
-----------------------------------------------------------------
 WRC Media Corp. 1,11                     1,082              22
-----------------------------------------------------------------
 XO Communications, Inc. 11               1,100           7,975
                                                  ---------------
 Total Common Stocks (Cost $1,859,149)                1,310,867

                                          Units
-----------------------------------------------------------------
 Rights, Warrants and Certificates--0.5%

 American Tower Corp. Wts.,
 Exp. 8/1/08 1,11                           800          82,400
-----------------------------------------------------------------
 ASAT Finance LLC Wts., Exp.
 11/1/06 1,11                               250             437
-----------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 9/1/04 11                             534             120
 Exp. 5/1/05 11                             416              --
-----------------------------------------------------------------
 Citigroup, Inc. Wts., Exp. 12/31/50
 (Litigation Wts.) 11                     2,404           2,452
-----------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 1,11     400               4
-----------------------------------------------------------------
 Comunicacion Celular SA Wts.,
 Exp. 11/15/03 1,11                         200               2
-----------------------------------------------------------------
 Concentric Network Corp. Wts.,
 Exp. 12/15/07 1,11                         100               1
-----------------------------------------------------------------
 Covergent Communications, Inc.
 Wts., Exp. 4/1/08 1,11                     400               4
-----------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09 1,11  530             119


                                                   Market Value
                                          Units      See Note 1
-----------------------------------------------------------------
 Rights, Warrants and Certificates Continued

 Horizon PCS, Inc. Wts.,
 Exp. 10/1/10 1,11                        1,000   $          50
-----------------------------------------------------------------
 ICG Communications, Inc. Wts.,
 Exp. 9/15/05 1,11                          825               8
-----------------------------------------------------------------
 ICO Global Communication
 Holdings Ltd. Wts.:
 Exp. 5/16/06 1,11                        1,509               8
 Exp. 5/16/06 1,11                            2              --
-----------------------------------------------------------------
 Imperial Credit Industries, Inc. Wts.,
 Exp. 1/31/08 1,11                        2,135              --
-----------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 1,11      270              --
-----------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 1,11         300               3
-----------------------------------------------------------------
 Leap Wireless International, Inc. Wts.,
 Exp. 4/15/10 1,11                          275              --
-----------------------------------------------------------------
 Long Distance International, Inc. Wts.,
 Exp. 4/13/08 1,11                          200              --
-----------------------------------------------------------------
 Loral Space & Communications Ltd.
 Wts., Exp. 1/15/07 1,11                    150               1
-----------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 Cl. A Wts., Exp. 5/1/05 11                 284              96
 Cl. B Wts., Exp. 5/1/08 11                 474             279
-----------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts.,
 Exp. 7/15/05 1,11                          250               3
-----------------------------------------------------------------
 Morgan Stanley Capital I, Inc. All
 Country Asia Free (except for Japan)
 Wts., Exp. 3/4/05 11                   105,050       1,188,242
-----------------------------------------------------------------
 Morgan Stanley Capital I, Inc. Basket
 of countries Wts., Exp. 3/4/05 11      117,454       1,234,970
-----------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 1,11       450             675
-----------------------------------------------------------------
 Occidente y Caribe Celular SA Wts.,
 Exp. 3/15/04 1,11                          800               8
-----------------------------------------------------------------
 Pathmark Stores, Inc. Wts.,
 Exp. 9/19/10 11                          5,710           7,880
-----------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International
 Group, Inc.) 1,11                          300               3
-----------------------------------------------------------------
 Real Time Data Co. Wts.,
 Exp. 5/31/04 1,11                       36,431              --
-----------------------------------------------------------------
 Republic Technologies International
 LLC Wts., Exp. 7/15/09 1,11                200               2
-----------------------------------------------------------------
 Sterling Chemicals, Inc. Wts.,
 Exp. 12/19/08 11                         1,099              --
-----------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05 11          269           1,899
-----------------------------------------------------------------
 Verado Holdings, Inc., Cl. B Wts.,
 Exp. 4/15/08 1,11                          175               3
-----------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10 11              2,204           7,273
 Cl. B Wts., Exp. 1/16/10 11              1,653           2,645
 Cl. C Wts., Exp. 1/16/10 11              1,653             909
                                                  ---------------
 Total Rights, Warrants and Certificates
 (Cost $2,255,058)                                    2,530,496






                19 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Structured Notes--5.6%

 Citigroup Global Capital Markets
 Holdings, Inc.:
 Chilean Peso Unsec. Linked Nts.,
 0.675%, 9/22/03 [CLP]              384,696,000   $     545,190
 Zero Coupon Brazilian Real Linked
 Nts., 23.18%, 5/20/04 7 [BRR]          559,878         157,562
-----------------------------------------------------------------
 Credit Suisse First Boston Corp.
 (Nassau Branch), U.S. Dollar/
 Philippine Peso Linked Nts.,
 12.50%, 3/5/12 2 [PHP]              47,430,000         909,374
-----------------------------------------------------------------
 Credit Suisse First Boston Corp.
 (New York Branch), Russian
 Obligatzii Federal'nogo Zaima
 Linked Nts.:
 Series 27010, 10.028%,
 9/17/03 1,2 [RUR]                    2,047,150          67,978
 Series 27010, 10.028%,
 9/17/03 1,2 [RUR]                      277,180           9,204
 Series 27011, 10.028%,
 10/8/03 1,2 [RUR]                    3,646,190         121,243
 Series 27011, 10.028%,
 10/8/03 1,2 [RUR]                      277,180           9,217
 Series 28001, 10.028%,
 1/21/04 1,2 [RUR]                      277,180           9,341
-----------------------------------------------------------------
 Credit Suisse First Boston
 International, U.S. Dollar/South
 African Rand Linked Nts., Series
 FBi 43, 1.065%, 5/23/22 2              825,000         808,170
-----------------------------------------------------------------
 Deutsche Bank AG:
 Deposit Linked Nts. to Basket
 Emerging Market Currencies,
 0.98%, 9/24/03                       2,090,000       2,229,821
 Indonesian Rupiah Linked Nts.,
 14%, 6/22/09                           963,196       1,156,798
 Indonesian Rupiah Linked Nts.,
 14%, 6/22/09                           524,383         595,489
 Indonesian Rupiah Linked Nts.,
 14%, 6/22/09                           470,000         556,574
 Peruvian New Sol Linked Nts.,
 4.716%, 4/29/06 2                      575,000         554,645
 Turkey (Republic of) Treasury Bill
 Linked Nts., 44.50%, 5/26/04 7         875,912         598,914
 Turkey (Republic of) Treasury Bills
 Linked Nts., 55.96%, 4/28/04 7         875,365         598,539
 Venezuela (Republic of) Credit
 Linked Nts., 1.094%, 6/15/04 2         775,000         783,990
-----------------------------------------------------------------
 JPMorgan Chase Bank:
 High Beta High Yield Index Nts.,
 10%, 6/20/08                         2,500,000       2,531,250
 High Yield Index-100 Nts., 8%,
 6/20/08                              8,200,000       8,507,500
 High Yield Index-B Nts., 9%,
 6/20/08                              5,200,000       5,447,000



                                      Principal    Market Value
                                         Amount      See Note 1
-----------------------------------------------------------------
 Structured Notes Continued

 Pioneer 2002 Ltd. Sec. Nts.:
 Series 2002-1, Cl. E-A, 5.509%,
 6/15/06 2                         $    500,000   $     492,300
 Series 2003-II, Cl. A, 7.088%,
 6/15/06 1,2                            500,000         497,725
 Series 2003-II, Cl. B, 6.088%,
 6/15/06 1,2                            500,000         498,050
 Series 2003-II, Cl. C, 5.838%,
 6/15/06 1,2                            500,000         498,000
-----------------------------------------------------------------
 Russia (Government of) Federal
 Loan Obligatzii Federal'nogo Zaima
 Bonds, Series 27010, 10.028%,
 9/17/03 1,2 [RUR]                    3,590,420         119,223
-----------------------------------------------------------------
 Standard Chartered Bank, South
 African Rand Linked Nts., 13.287%,
 7/24/03 [ZAR]                        4,001,765         533,272
                                                  ---------------
 Total Structured Notes (Cost $28,371,863)           28,836,369

                   Date    Strike     Contracts
-----------------------------------------------------------------
 Options Purchased--0.0%

 Japanese Yen
 Call 1,11 (Cost
 $66,925)        6/1/04    107JPY   660,000,000          36,630


                                      Principal
                                         Amount
-----------------------------------------------------------------
 Joint Repurchase Agreements--4.8%

 Undivided interest of 5.69% in
 joint repurchase agreement
 (Principal Amount/Market Value
 $440,796,000, with a maturity
 value of $440,808,979) with
 Banc One Capital Markets, Inc.,
 1.06%, dated 6/30/03, to be
 repurchased at $25,093,739 on
 7/1/03, collateralized by
 U.S. Treasury Bonds, 3.375%,
 4/30/04, with a value of
 $449,915,616 (Cost $25,093,000)   $ 25,093,000      25,093,000

-----------------------------------------------------------------
 Total Investments, at Value
 (Cost $571,884,893)                      111.3%    575,685,142
-----------------------------------------------------------------
 Liabilities in Excess of Other Assets    (11.3)    (59,112,855)
                                          -----------------------
 Net Assets                               100.0%   $516,572,287
                                          =======================





                20 | OPPENHEIMER STRATEGIC BOND FUND/VA

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP        Argentine Peso
BRR        Brazilian Real
CAD        Canadian Dollar
CLP        Chilean Peso
DEM        German Mark
DKK        Danish Krone
EUR        Euro
FRF        French Franc
GBP        British Pound Sterling
JPY        Japanese Yen
MXN        Mexican Nuevo Peso
NZD        New Zealand Dollar
PHP        Philippines Peso
RUR        Russian Ruble
SEK        Swedish Krona
ZAR        South African Rand

1. Identifies issues considered to be illiquid or restricted--See Note 11 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $908,275 or 0.18% of the Fund's net assets as of June 30, 2003.
4. When-issued security to be delivered and settled after June 30, 2003.
See Note 1 of Notes to Financial Statements.
5. Securities with an aggregate market value of $2,015,397 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $34,603,390 or 6.70% of the Fund's net assets as of June 30, 2003.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
9. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                                     Contracts        Expiration       Exercise         Premium       Market Value
                                                Subject to Put             Dates          Price        Received         See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Japanese Yen                                          744,000            6/1/04          1.200JPY     $138,880           $195,598

10. Issuer is in default. See Note 1 of Notes to Financial Statements.
11. Non-income producing security.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. Interest or dividend is paid-in-kind.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.





                21 | OPPENHEIMER STRATEGIC BOND FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
------------------------------------------------------------------------------------------------------------------------------------

 June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $571,884,893)--see accompanying statement                                                $575,685,142
------------------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                      646,880
------------------------------------------------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $6,646)                                                                                      6,646
------------------------------------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                                                     320,705
------------------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold (including $18,706,033 sold on a when-issued basis)                                                   24,227,323
 Interest, dividends and principal paydowns                                                                              7,882,603
 Shares of beneficial interest sold                                                                                      2,439,885
 Other                                                                                                                       2,534
                                                                                                                      --------------
 Total assets                                                                                                          611,211,718

------------------------------------------------------------------------------------------------------------------------------------
 Liabilities

 Unrealized depreciation on foreign currency contracts                                                                   1,220,115
------------------------------------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $138,880)--see accompanying statement                                        195,598
------------------------------------------------------------------------------------------------------------------------------------
 Swaptions, at value (premiums received $19,758)--see accompanying statement                                                24,634
------------------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $85,536,066 purchased on a when-issued basis)                                         91,352,271
 Shares of beneficial interest redeemed                                                                                    682,382
 Swap contracts                                                                                                            549,555
 Closed foreign currency contracts                                                                                         395,313
 Daily variation on futures contracts                                                                                      118,217
 Shareholder reports                                                                                                        35,926
 Service plan fees                                                                                                          13,917
 Trustees' compensation                                                                                                      1,931
 Transfer and shareholder servicing agent fees                                                                               1,576
 Other                                                                                                                      47,996
                                                                                                                      --------------
 Total liabilities                                                                                                      94,639,431

------------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                           $516,572,287
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
------------------------------------------------------------------------------------------------------------------------------------

 Par value of shares of beneficial interest                                                                           $    109,692
------------------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                            525,781,861
------------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                                    11,461,437
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                                        (23,204,554)
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and                                                2,423,851
   liabilities denominated in foreign currencies                                                                      --------------
 Net Assets                                                                                                           $516,572,287
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Non-Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $486,188,947 and 103,358,288 shares of beneficial interest outstanding)                             $4.70
------------------------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $30,383,340 and 6,333,949 shares of beneficial interest outstanding)                                $4.80


 See accompanying Notes to Financial Statements.

                22 | OPPENHEIMER STRATEGIC BOND FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
------------------------------------------------------------------------------------------------------------------------------------


 For the Six Months Ended June 30, 2003
------------------------------------------------------------------------------------------------------------------------------------
 Investment Income

 Interest (net of foreign withholding taxes of $38,855)                                                                $15,449,912
------------------------------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $2,834)                                                                    137,192
                                                                                                                       -------------
 Total investment income                                                                                                15,587,104

------------------------------------------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                                                         1,686,358
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                                                                         20,764
------------------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Non-Service shares                                                                                                          5,420
 Service shares                                                                                                              3,275
------------------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                                        23,149
------------------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                                20,719
------------------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                                      9,285
------------------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                                      32,242
                                                                                                                       -------------
 Total expenses                                                                                                          1,801,212
 Less reduction to custodian expenses                                                                                       (2,842)
                                                                                                                       -------------
 Net expenses                                                                                                            1,798,370

------------------------------------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                                                  13,788,734

------------------------------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                                                                   5,571,947
 Closing of futures contracts                                                                                           (2,538,627)
 Closing and expiration of option contracts written                                                                        120,018
 Foreign currency transactions                                                                                           3,591,240
                                                                                                                       -------------
 Net realized gain                                                                                                       6,744,578
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                                            24,621,901
 Futures contracts                                                                                                         409,948
 Translation of assets and liabilities denominated in foreign currencies                                                (1,055,142)
                                                                                                                       -------------
 Net change in unrealized appreciation                                                                                  23,976,707

------------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                                                  $44,510,019
                                                                                                                       =============



 See accompanying Notes to Financial Statements.





                23 | OPPENHEIMER STRATEGIC BOND FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Six Months            Year
                                                                                                              Ended           Ended
                                                                                                      June 30, 2003    December 31,
                                                                                                        (Unaudited)            2002
------------------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                                                 $ 13,788,734    $ 25,945,473
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                                 6,744,578      (2,441,898)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                                   23,976,707       4,037,800
                                                                                                       -----------------------------
 Net increase in net assets resulting from operations                                                    44,510,019      27,541,375
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Non-Service shares                                                                                     (28,473,133)    (28,654,014)
 Service shares                                                                                            (842,251)         (2,128)

------------------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial interest transactions:
 Non-Service shares                                                                                      65,554,148      55,824,134
 Service shares                                                                                          21,558,991       7,864,978

------------------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                                                                         102,307,774      62,574,345
------------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                                    414,264,513     351,690,168
                                                                                                       -----------------------------
 End of period [including undistributed net investment income
 of $11,461,437 and $26,988,087, respectively]                                                         $516,572,287    $414,264,513
                                                                                                       =============================



 See accompanying Notes to Financial Statements.





                24 | OPPENHEIMER STRATEGIC BOND FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


                                                      Six Months                                                             Year
                                                           Ended                                                            Ended
                                                   June 30, 2003                                                     December 31,
 Non-Service shares                                  (Unaudited)       2002        2001        2000        1999              1998
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                      $4.57      $4.62       $4.69       $4.97       $5.12             $5.12
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .11        .29         .41         .41         .45               .39
 Net realized and unrealized gain (loss)                     .32        .03        (.19)       (.28)       (.31)             (.24)
                                                           -------------------------------------------------------------------------
 Total from investment operations                            .43        .32         .22         .13         .14               .15
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.30)      (.37)       (.29)       (.41)       (.29)             (.09)
 Distributions from net realized gain                         --         --          --          --          --              (.06)
                                                           -------------------------------------------------------------------------
 Total dividends and/or distributions to shareholders       (.30)      (.37)       (.29)       (.41)       (.29)             (.15)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $4.70      $4.57       $4.62       $4.69       $4.97             $5.12
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                         9.89%      7.44%       4.85%       2.63%       2.83%             2.90%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $486,189   $406,126    $351,686    $304,562    $282,086          $279,200
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $450,445   $374,519    $330,711    $289,923    $278,668          $250,227
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      6.01%      6.89%       8.78%       9.23%       9.08%             8.17%
 Expenses, gross                                            0.76%      0.79%       0.79%       0.79%       0.78%             0.80% 3
 Expenses, net                                              0.76% 4    0.78% 4,5   0.79% 4     0.79% 4     0.78% 4           0.80%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      59%        65%        104%        104%         81%              134%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.

See accompanying Notes to Financial Statements.





                25 | OPPENHEIMER STRATEGIC BOND FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Six Months                                     Year
                                                                                  Ended                                    Ended
                                                                          June 30, 2003                             December 31,
 Service shares                                                             (Unaudited)                2002               2001 1
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                                             $4.67               $4.73                $4.64
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                              .16                 .03                  .15
 Net realized and unrealized gain (loss)                                            .27                 .28                 (.06)
                                                                                  --------------------------------------------------
 Total from investment operations                                                   .43                 .31                  .09
------------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                              (.30)               (.37)                  --
 Distributions from net realized gain                                                --                  --                   --
                                                                                  --------------------------------------------------
 Total dividends and/or distributions to shareholders                              (.30)               (.37)                  --
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                   $4.80               $4.67                $4.73
                                                                                  ==================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                                                9.62%               7.03%                1.94%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                                       $30,383              $8,138                   $4
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                              $16,876              $2,307                   $2
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                             4.22%               5.40%                8.17%
 Expenses, gross                                                                   1.05%               1.06%                0.92%
 Expenses, net                                                                     1.05% 4             1.03% 4,5,6          0.92% 4
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                             59%                 65%                 104%


1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.





                26 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, increasing the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2003, the market value of these securities comprised 5.6% of the Fund's net assets and resulted in unrealized gains in the current period of $464,506. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Fund had entered into when-issued purchase commitments of $85,536,066. Additionally, the Fund had when-issued sale commitments of $18,706,033.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for

                27 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 a period of greater than one year. The Fund records the incremental difference between the forward purchase and sale of each forward roll as interest income.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2003, securities with an aggregate market value of $5,399,060, representing 1.05% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $19,809,859. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund used $6,744,578 of carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.





                28 | OPPENHEIMER STRATEGIC BOND FUND/VA

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                              Expiring
                              -------------------------
                              2006          $ 1,014,382
                              2007            5,399,072
                              2008              253,735
                              2009            9,904,928
                              2010            6,861,637
                                            -----------
                              Total         $23,433,754
                                            ===========
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:



                                  Six Months Ended               Year Ended
                                     June 30, 2003        December 31, 2002
    -----------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                    $29,315,384              $28,656,142
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.





                29 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                                Six Months Ended June 30, 2003       Year Ended December 31, 2002
                                                                      Shares            Amount           Shares            Amount
------------------------------------------------------------------------------------------------------------------------------------
 Non-Service shares
 Sold                                                             21,448,449     $  99,016,237       39,611,608     $ 174,444,145
 Dividends and/or distributions reinvested                         6,471,166        28,473,133        6,617,555        28,654,014
 Redeemed                                                        (13,442,276)      (61,935,277)     (33,471,553)     (147,274,025)
                                                                 -------------------------------------------------------------------
 Net increase                                                     14,477,339       $65,554,093       12,757,610       $55,824,134
                                                                 ===================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Service shares
 Sold                                                              4,660,952     $  21,928,789        1,855,564     $   8,365,056
 Dividends and/or distributions reinvested                           187,166           842,251              479             2,128
 Redeemed                                                           (258,016)       (1,212,049)        (113,038)         (502,206)
                                                                 -------------------------------------------------------------------
 Net increase                                                      4,590,102     $  21,558,991        1,743,005     $   7,864,978
                                                                 ===================================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $354,654,152 and $280,375,610, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $22.50 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the six months ended June 30, 2003, expense under the Service Plan totaled $20,764.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.





                30 | OPPENHEIMER STRATEGIC BOND FUND/VA

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of June 30, 2003, the Fund had outstanding foreign currency contracts as follows:

                                     Expiration            Contract      Valuation as of            Unrealized          Unrealized
 Contract Description                     Dates       Amount (000s)        June 30, 2003          Appreciation        Depreciation
------------------------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Australian Dollar (AUD)        7/31/03-8/11/03             7,205AUD         $ 4,811,876              $ 67,456          $       --
 Brazilian Real (BRR)           8/27/03-4/23/04             5,391BRR           1,811,733                84,898                  --
 British Pound Sterling (GBP)           8/19/03             1,275GBP           2,096,427                39,792                  --
 Chilean Peso (CLP)             7/17/03-8/25/03          1,532,828CLP          2,181,873                31,871                  --
 Columbian Peso (COP)                   7/28/03            945,035COP            333,159                    --               1,841
 Euro (EUR)                     7/16/03-6/17/04            29,425EUR          33,564,381                19,174             709,517
 Japanese Yen (JPY)             7/10/03-7/11/03         1,252,735JPY          10,437,176                    --             291,813
 Mexican Nuevo Peso (MXN)               9/11/03            12,062MXN           1,146,755                31,769                  --
 New Zealand Dollar (NZD)               7/31/03             1,920NZD           1,119,720                 4,968                  --
 Norwegian Krone (NOK)                  7/31/03             7,160NOK             989,160                 1,901                  --
                                                                                                      ------------------------------
                                                                                                       281,829           1,003,171
                                                                                                      ------------------------------

 Contracts to Sell
 British Pound Sterling (GBP)     8/1/03-9/8/03               980GBP           1,610,893                    --              55,365
 Canadian Dollar (CAD)                  8/21/03               645CAD             473,184                   419                  --
 Euro (EUR)                             10/8/03               645EUR             738,549                    --              52,269
 Indonesia Rupian (IDR)                 8/12/03         5,176,500IDR             627,454                    --              32,451
 Japanese Yen (JPY)             7/31/03-9/10/03           369,000JPY           3,079,292                33,516                  --
 New Zealand Dollar (NZD)               8/11/03             6,075NZD           3,538,700                    --              60,202
 Philippines Peso (PHP)                 7/28/03            46,606PHP             866,657                    --              16,657
 Swiss Franc (CHF)                      7/31/03             1,425CHF           1,052,856                 4,941                  --
                                                                                                      ------------------------------
                                                                                                        38,876             216,944
                                                                                                      ------------------------------
 Total Unrealized Appreciation and Depreciation                                                       $320,705          $1,220,115
                                                                                                      ==============================


--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.



                31 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 6. Futures Contracts Continued
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of June 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                                                                        Unrealized
                                                             Expiration       Number of       Valuation as of         Appreciation
 Contract Description                                             Dates       Contracts         June 30, 2003        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro-Bobl                                                       9/8/03              45           $ 5,856,930            $ (27,905)
 Euro-Bundesobligation                                           9/8/03              62             8,318,027              (92,961)
 Japan (Government of) Bonds Futures, 10 yr.                    9/10/03               1             1,178,930               (1,374)
 NASDAQ 100 Index                                               9/18/03              10             1,204,500              (33,650)
 Nikkei 225 Index                                               9/11/03               2                90,950                  683
 United Kingdom Long Gilt                                       9/26/03               2               402,076                  207
                                                                                                                         -----------
                                                                                                                          (155,000)
                                                                                                                         -----------

 Contracts to Sell
 DAX Index                                                      9/19/03               4               370,745                  837
 FTSE 100 Index                                                 9/19/03               1                66,237                  423
 U.S. Long Bonds                                                9/19/03              78             9,152,813              262,656
 U.S. Treasury Nts., 2 yr.                                      9/29/03             105            22,711,172              (15,296)
 U.S. Treasury Nts., 5 yr.                                      9/19/03             212            24,406,500               (1,344)
 U.S. Treasury Nts., 10 yr.                                     9/19/03             204            23,957,250                2,266
                                                                                                                         -----------
                                                                                                                           249,542
                                                                                                                         -----------
                                                                                                                         $  94,542
                                                                                                                         ===========


--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.





                32 | OPPENHEIMER STRATEGIC BOND FUND/VA

    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended June 30, 2003 was as follows:


                                                                              Call Options                             Put Options
                                                            ------------------------------           -------------------------------
                                                            Principal (000s)/                        Principal (000s)/
                                                                 Number of       Amount of                Number of      Amount of
                                                                 Contracts        Premiums                Contracts       Premiums
------------------------------------------------------------------------------------------------------------------------------------
 Options outstanding as of December 31, 2002                     7,895,000      $   59,288                       --      $      --
 Options written                                                 7,232,110         111,735              747,091,695        273,660
 Options closed or expired                                      (1,015,000)        (11,266)              (3,091,695)      (134,780)
 Options exercised                                             (14,112,110)       (159,757)                      --             --
                                                               ---------------------------------------------------------------------
 Options outstanding as of June 30, 2003                                --      $       --              744,000,000      $ 138,880
                                                               =====================================================================

--------------------------------------------------------------------------------
 8. Credit Swap Contracts
 The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations).

 During the six months ended June 30, 2003, the Fund entered into a transaction to hedge credit risk. The Fund pays an annual 2% interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. Information regarding the credit swap is as follows:

                                                                                                                        Unrealized
                                                                Expiration        Notional      Valuation as of       Appreciation
 Contract Description                                                 Date          Amount        June 30, 2003     (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Brazil (Federal Republic of) Credit Nts.        6/12/06      $  870,000           $   (3,261)        $  (3,261)
 Deutsche Bank AG, Venezuela (Republic of) Credit Nts.              4/9/06       1,035,000             (154,473)         (154,473)
 Deutsche Bank AG, Venezuela (Republic of) Credit Nts.             4/10/06         520,000              (85,673)          (85,673)
 JPMorgan Chase Bank, Jordan (Kingdom of) Credit Nts.               6/6/06         250,000                1,716             1,716
                                                                                                                        ------------
                                                                                                                        $(241,691)
                                                                                                                        ============

--------------------------------------------------------------------------------
 9. Interest Rate Swap Contracts
 The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
    Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.





                33 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 9. Interest Rate Swap Contracts Continued
 As of June 30, 2003, the Fund had entered into the following interest rate swap agreements:

                                                             Floating Rate
                                            Rate Paid by       Received by
                             Notional        the Fund at       the Fund at           Floating       Termination        Unrealized
 Swap Counterparty          Principal      June 30, 2003     June 30, 2003         Rate Index              Date      Depreciation
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Three-Month
 Deutsche Bank             $3,185,000            3.1025%          1.33063%     LIBOR BBA Flat            3/4/08          $ 58,895
                                                                                  Three-Month
 JPMorgan Chase Bank        9,465,000             3.052            1.3175      LIBOR BBA Rate           3/10/08           149,665
                                                                                  Three-Month
 JPMorgan Chase Bank        4,140,000              3.23              1.34      LIBOR BBA Flat           2/24/08            99,304
                                                                                                                         -----------
                                                                                                                         $307,864
                                                                                                                         ===========

--------------------------------------------------------------------------------
 10. Swaptions
 The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities on the statement of financial condition.

 As of June 30, 2003, the Fund had entered into the following swaptions:

                                  Contracts            Expiration              Exercise               Premium         Market Value
 Swaptions                  Subject to Call                 Dates                 Price              Received           See Note 1
------------------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank                    2,220,000               5/17/04                $2.825               $19,758              $24,634

--------------------------------------------------------------------------------
 11. Illiquid or Restricted Securities
 As of June 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2003 was $24,704,135, which represents 4.78% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                                                                                                        Unrealized
                                                       Acquisition                            Valuation as of         Appreciation
 Security                                                    Dates                 Cost         June 30, 2003        (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Geotek Communications, Inc.                                4/6/00               $   --                $   --                $  --
 Geotek Communications, Inc., Series B (Escrow Shares)      1/4/01                  840                    --                 (840)
 Real Time Data Co. Wts., Exp. 5/31/04                     6/30/99                  364                    --                 (364)

 Currency
 Argentine Peso                                    6/10/03-6/17/03                1,779                 1,774                   (5)
 Russian Ruble                                             6/18/03                4,867                 4,872                    5






                34 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
 12. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.

--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.





                35 | OPPENHEIMER STRATEGIC BOND FUND/VA

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)